UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

2 Bethesda Metro Center, Suite 1330

Bethesda, Maryland 20814
(Address of principal executive offices) (Zip code)

Dan Ahrens

2 Bethesda Metro Center, Suite 1330

Bethesda, Maryland 20814
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-843-3831

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ADVISORSHARES ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–104.2%
Equity Fund–104.2%
iShares Core S&P 500 ETF(a)	29,029	$4,902,998
iShares MSCI Australia ETF	85,455	2,159,448
iShares MSCI Austria Capped ETF(a)	267,791	5,173,722
iShares MSCI China ETF	115,138	5,302,105
iShares MSCI Germany ETF(a)	174,236	4,845,503
iShares MSCI Hong Kong ETF	93,605	1,874,908
iShares MSCI Japan ETF(a)	775,490	9,236,086
iShares MSCI Russia Capped ETF	206,636	4,467,470
iShares MSCI South Korea Capped ETF	70,530	4,339,711
iShares MSCI Taiwan ETF	214,529	2,986,244
Total Exchange Traded Funds (Cost $42,557,875)		45,288,195

MONEY MARKET FUND–2.2%
Dreyfus Cash Management - Investor Class, 0.00%(b) (Cost $945,517)	945,517	945,517

Total Investments Before Securities Sold, Not Yet Purchased (Cost $43,503,392)		46,233,712

Securities Sold, Not Yet Purchased

EXCHANGE TRADED FUNDS–(33.1)%
Equity Fund–(33.1)%
iShares MSCI Brazil Capped ETF	(70,397)	(3,372,720)
iShares MSCI Chile Capped ETF	(100,384)	(5,036,265)
iShares MSCI Malaysia ETF	(97,715)	(1,469,634)
iShares MSCI Thailand Capped ETF	(12,772)	(952,280)
iShares MSCI Turkey ETF	(64,321)	(3,547,947)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(14,882,192)]		(14,378,846)

ADVISORSHARES ACCUVEST GLOBAL LONG SHORT ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Value
Total Investments Net of Securities Sold, Not Yet Purchased – 73.3% (Cost $28,621,200)	$31,854,866
Other Assets in Excess of Liabilities–26.7%	11,587,734
Net Assets–100.0%	$43,442,600

ETF - Exchange Traded Fund

(a)	All or a portion of this security has been segregated as collateral for open swap contracts. The aggregate market value of the collateral posted was $10,917,279 as of September 30, 2013.
(b)	Rate shown reflects the 7-day yield as of September 30, 2013.

Cash of $12,672,907 has been segregated to cover margin requirement for open short sales as of September 30, 2013.

Total Return Swaps contracts outstanding as of September 30, 2013:

Reference Entity	Number of Contracts	Annual Financing Rate Received (Paid)	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
iShares MSCI Italy Capped ETF	(248,720)	(0.94)%	4/09/2015	$(3,301,569)	$(3,547,011)	$(245,442)
iShares MSCI Mexico Capped ETF	(37,647)	(1.16)	6/09/2015	(2,345,032)	(2,425,190)	(80,158)
iShares MSCI Singapore ETF	(141,271)	(0.41)	6/09/2015	(1,763,062)	(1,925,411)	(162,349)
iShares MSCI Spain Capped ETF	(107,959)	(1.19)	4/09/2015	(3,346,194)	(3,847,545)	(501,351)
Net Unrealized Depreciation						$(989,300)

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

ADVISORSHARES ACCUVEST GLOBAL OPPORTUNITIES ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.5%
Equity Fund–99.5%
iShares Core S&P 500 ETF	20,547	$3,470,388
iShares MSCI Austria Capped ETF(a)	178,600	3,450,552
iShares MSCI China ETF	84,100	3,872,805
iShares MSCI Germany ETF(a)	127,508	3,545,998
iShares MSCI Japan ETF	401,678	4,783,985
Total Exchange Traded Funds (Cost $17,718,682)		19,123,728

MONEY MARKET FUND–0.7%
Dreyfus Cash Management - Investor Class, 0.00%(b) (Cost $141,235)	141,235	141,235

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–17.9%
BNY Mellon Securities Lending Overnight Fund, 0.07%(c) (Cost $3,438,750)	3,438,750	3,438,750
Total Investments–118.1% (Cost $21,298,667)		22,703,713
Liabilities in Excess of Other Assets–(18.1)%		(3,480,616)
Net Assets–100.0%		$19,223,097

ETF Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $3,352,244; the aggregate market value of the collateral held by the fund is $3,438,750.
(b)	Rate shown reflects the 7-day yield as of September 30, 2013.
(c)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND–19.3%
Goldman Sachs Financial Square Fund, 0.07%(a)	460,053	$460,053
Total Investments Before Securities Sold, Not Yet Purchased (Cost $460,053)		460,053

Securities Sold, Not Yet Purchased–(96.0)%

COMMON STOCKS–(96.0)%

Advertising–(1.6)%
WPP PLC (United Kingdom)(b)	(380)	(39,117)
Airlines–(0.9)%
Ryanair Holdings PLC (Ireland)(b)	(410)	(20,393)
Auto Manufacturers–(2.0)%
Volvo AB (Sweden)(b)	(3,180)	(47,223)
Auto Parts & Equipment–(1.1)%
Magna International, Inc. (Canada)	(330)	(27,245)
Banks–(19.6)%
Bank of Ireland (Ireland)*(b)	(1,220)	(13,749)
Bank of Montreal (Canada)	(140)	(9,355)
Barclays PLC (United Kingdom)(b)	(4,590)	(78,214)
Credit Suisse Group AG (Switzerland)*(b)	(2,310)	(70,570)
Lloyds Banking Group PLC (United Kingdom)*(b)	(25,620)	(123,232)
Royal Bank of Scotland Group PLC (United Kingdom)*(b)	(4,320)	(50,069)
UBS AG (Switzerland)*	(5,940)	(121,889)
Total Banks		(467,078)
Beverages–(14.9)%
Anheuser-Busch InBev NV (Belgium)(b)	(2,370)	(235,104)
Diageo PLC (United Kingdom)(b)	(940)	(119,455)
Total Beverages		(354,559)
Building Materials–(1.2)%
Lafarge SA (France)(b)	(1,610)	(27,901)
Chemicals–(3.7)%
Akzo Nobel NV (Netherlands)(b)	(1,000)	(21,900)
Methanex Corp. (Canada)	(140)	(7,178)

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Chemicals–(3.7)% (continued)
Syngenta AG (Switzerland)(b)	(720)	$(58,536)
Total Chemicals		(87,614)
Computers–(0.6)%
CGI Group, Inc., Class A (Canada)*	(440)	(15,444)
Distribution / Wholesale–(0.9)%
Wolseley PLC (Jersey Islands)(b)	(3,990)	(20,828)
Diversified Financial Services–(0.9)%
Invesco Ltd. (Bermuda)	(670)	(21,373)
Electronics–(3.2)%
Koninklijke Philips NV (Netherlands)(c)	(1,420)	(45,795)
TE Connectivity Ltd. (Switzerland)	(590)	(30,550)
Total Electronics		(76,345)
Food–(0.9)%
Delhaize Group SA (Belgium)(b)	(170)	(10,720)
Koninklijke Ahold NV (Netherlands)(b)	(640)	(11,059)
Total Food		(21,779)
Forest Products & Paper–(2.2)%
Stora ENSO OYJ (Finland)(b)	(6,170)	(51,868)
Insurance–(7.8)%
ACE Ltd. (Switzerland)	(510)	(47,716)
ING Groep NV (Netherlands)*(b)	(5,640)	(64,014)
Manulife Financial Corp. (Canada)	(2,740)	(45,374)
Sun Life Financial, Inc. (Canada)	(470)	(15,026)
XL Group PLC (Ireland)	(430)	(13,253)
Total Insurance		(185,383)
Lodging–(0.5)%
InterContinental Hotels Group PLC (United Kingdom)(b)	(380)	(11,100)
Media–(1.1)%
Pearson PLC (United Kingdom)(b)	1,230	(25,018)
Metal Fabricate / Hardware–(0.8)%
SKF AB (Sweden)(b)	(680)	(18,999)
Mining–(0.9)%
Agnico Eagle Mines Ltd. (Canada)	(300)	(7,941)
Norsk Hydro ASA (Norway)(b)	(3,030)	(12,666)
Total Mining		(20,607)

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Miscellaneous Manufacturing–(1.1)%
Ingersoll-Rand PLC (Ireland)	(420)	$(27,275)
Oil & Gas–(2.3)%
Imperial Oil Ltd. (Canada)	(1,270)	(55,829)
Pharmaceuticals–(6.8)%
Elan Corp. PLC (Ireland)*(b)	(790)	(12,308)
NOVO Nordisk A/S (Denmark)(b)	(690)	(116,762)
Shire PLC (Ireland)(b)	(270)	(32,370)
Total Pharmaceuticals		(161,440)
Real Estate–(0.6)%
Brookfield Office Properties, Inc. (Canada)	(770)	(14,684)
Retail–(0.6)%
Tim Hortons, Inc. (Canada)	(230)	(13,340)
Semiconductors–(4.0)%
ARM Holdings PLC (United Kingdom)(b)	(640)	(30,797)
ASML Holding NV (Netherlands)(c)	(660)	(65,182)
Total Semiconductors		(95,979)
Software–(6.0)%
SAP AG (Germany)(b)	(1,950)	(144,144)
Telecommunications–(5.8)%
Nokia OYJ (Finland)*(b)	(3,560)	(23,176)
Telecom Italia SpA (Italy)(b)	(1,830)	(14,914)
Telefonica SA (Spain)*(b)	6,500	(100,620)
Total Telecommunications		(138,710)
Transportation–(4.0)%
Canadian National Railway Co. (Canada)	(630)	(63,863)
Canadian Pacific Railway Ltd. (Canada)	(260)	(32,058)
Total Transportation		(95,921)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(2,250,009)]		(2,287,196)

Total Investments – (76.7)% [(Cost $(1,789,956)]		(1,827,143)
Other Assets in Excess of Liabilities–176.7%		4,209,983
Net Assets–100.0%		$2,382,840

ADVISORSHARES ATHENA INTERNATIONAL BEAR ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)

PLC	— Public Limited Company

*	Non-income producing security
(a)	Rate shown reflects the 7-day yield as of September 30, 2013.
(b)	American Depositary Receipt
(c)	Registered Shares

Cash of $2,182,607 has been segregated to cover margin requirement for open short sales as of September 30, 2013.

ADVISORSHARES CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–98.4%
Asset Allocation Fund–4.8%
WisdomTree Managed Futures Strategy Fund*(a)	54,800	$2,272,008

Commodity Fund–7.1%
PowerShares DB Agriculture Fund*	29,707	751,290
PowerShares DB Commodity Index Tracking Fund*	21,128	544,257
PowerShares DB Energy Fund*	32,277	908,921
PowerShares DB Precious Metals Fund*	8,771	385,573
United States Commodity Index Fund*	13,589	760,848
Total Commodity Fund		3,350,889

Currency Fund–2.9%
CurrencyShares Australian Dollar Trust	747	69,785
CurrencyShares British Pound Sterling Trust*(a)	1,379	220,240
CurrencyShares Canadian Dollar Trust	730	70,481
CurrencyShares Euro Trust*(a)	1,619	216,703
CurrencyShares Swedish Krona Trust	1,352	208,992
CurrencyShares Swiss Franc Trust*(a)	1,992	215,993
WisdomTree Brazilian Real Fund*	3,886	70,414
WisdomTree Chinese Yuan Fund	8,652	227,288
WisdomTree Emerging Currency Fund*	3,444	69,328
Total Currency Funds		1,369,224

Debt Fund–29.5%
iShares 1-3 Year Treasury Bond ETF(a)	10,900	920,614
iShares 3-7 Year Treasury Bond ETF(a)	7,621	924,656
iShares 7-10 Year Treasury Bond ETF	9,116	930,835
iShares Core Total U.S. Bond Market ETF	8,614	923,421
iShares iBoxx $ High Yield Corporate Bond ETF	20,770	1,901,701
iShares MBS ETF(a)	10,732	1,136,733
iShares TIPS Bond ETF	10,087	1,135,594
PIMCO Enhanced Short Maturity ETF	9,072	919,810
PowerShares Emerging Markets Sovereign Debt Portfolio	10,000	273,400
PowerShares Fundamental High Yield Corporate Bond Portfolio(a)	49,963	939,804
PowerShares Senior Loan Portfolio(a)	18,575	458,431

ADVISORSHARES CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Debt Fund–29.5% (continued)
SPDR Barclays International Treasury Bond ETF	19,345	$1,129,168
SPDR Blackstone/GSO Senior Loan ETF	9,289	462,778
Vanguard Short-Term Bond ETF	11,463	921,281
Vanguard Total Bond Market ETF	11,419	923,569
Total Debt Fund		13,901,795

Equity Fund–54.1%
Cambria Shareholder Yield ETF	9,263	250,842
Consumer Discretionary Select Sector SPDR Fund(a)	11,771	713,676
Energy Select Sector SPDR Fund	8,016	664,366
Financial Select Sector SPDR Fund	71,889	1,432,029
Global X FTSE Greece 20 ETF	45,575	879,598
Health Care Select Sector SPDR Fund	29,647	1,499,249
iShares Micro-Cap ETF(a)	3,845	262,806
iShares Mortgage Real Estate Capped ETF	22,864	274,139
iShares MSCI Austria Capped ETF	52,272	1,009,895
iShares MSCI Belgium Capped ETF(a)	65,934	1,014,724
iShares MSCI Brazil Capped ETF	4,182	200,360
iShares MSCI EAFE Small-Cap ETF	20,844	1,010,517
iShares MSCI France ETF	36,253	974,481
iShares MSCI Ireland Capped ETF(a)	63,700	2,112,929
iShares MSCI Italy Capped ETF(a)	70,527	995,841
iShares MSCI Malaysia ETF	60,320	907,213
iShares MSCI Spain Capped ETF(a)	59,204	2,057,339
iShares MSCI Taiwan ETF(a)	65,261	908,433
Market Vectors Russia ETF(a)	32,064	903,564
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	8,997	373,465
PowerShares FTSE RAFI Emerging Markets Portfolio	6,546	132,884
PowerShares FTSE RAFI U.S. 1000 Portfolio	3,025	228,388
PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio(a)	2,840	254,294
PowerShares QQQ Trust, Series 1	3,437	271,007
SPDR Dow Jones International Real Estate ETF	34,501	1,453,527
SPDR S&P Emerging Markets SmallCap ETF	20,315	923,926
Vanguard FTSE All-World ex-US Index Fund	10,135	492,561
Vanguard FTSE Emerging Markets ETF	4,398	176,404
Vanguard Global ex-U.S. Real Estate ETF	24,767	1,404,784

ADVISORSHARES CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Equity Fund–54.1% (continued)
Vanguard Mid-Cap ETF(a)	1,946	$199,231
Vanguard Small-Cap ETF	2,289	234,600
Vanguard Total Stock Market ETF	3,274	286,966
WisdomTree Emerging Markets Equity Income Fund	8,573	443,138
WisdomTree Emerging Markets SmallCap Dividend Fund	1,915	89,335
WisdomTree International SmallCap Dividend Fund	8,505	511,065
Total Equity Fund		25,547,576
Total Exchange Traded Funds (Cost $44,001,654)		46,441,492

MONEY MARKET FUND–5.4%
Invesco Government & Agency Portfolio - Private Investment Class, 0.02%(b) (Cost $2,561,638)	2,561,638	2,561,638

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–18.3%
BNY Mellon Securities Lending Overnight Fund, 0.07%(c) (Cost $8,624,138)	8,624,138	8,624,138

Total Investments–122.1% (Cost $55,187,430)		57,627,268
Liabilities in Excess of Other Assets–(22.1)%		(10,446,770)
Net Assets–100.0%		$47,180,498

ETF - Exchange Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $8,427,323; the aggregate market value of the collateral held by the fund is $8,624,138.
(b)	Rate shown reflects the 7-day yield as of September 30, 2013.
(c)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES GLOBAL ALPHA & BETA ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–57.6%

Aerospace/Defense–3.9%
Northrop Grumman Corp.	582	$55,441

Agriculture–2.4%
Philip Morris International, Inc.	408	35,329

Apparel–2.8%
NIKE, Inc., Class B	548	39,807

Auto Manufacturers–2.3%
Volvo AB (Sweden)(a)	2,224	33,026

Banks–6.1%
Banco de Chile (Chile)(a)(b)	508	46,584
Bank of Nova Scotia (Canada)	716	41,034
Total Banks		87,618

Beverages–3.2%
Diageo PLC (United Kingdom)(a)	362	46,003

Commercial Services–3.4%
MasterCard, Inc., Class A	72	48,440

Distribution/Wholesale–3.6%
Genuine Parts Co.	635	51,365

Diversified Financial Services–3.0%
BlackRock, Inc.	159	43,029

Electric–2.0%
NextEra Energy, Inc.	364	29,178

Oil & Gas–7.4%
Chevron Corp.	343	41,674
Ecopetrol SA (Colombia)(a)(b)	615	28,290

ADVISORSHARES GLOBAL ALPHA & BETA ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Oil & Gas–7.4% (continued)
Statoil ASA (Norway)(a)	1,592	$36,107
Total Oil & Gas		106,071

Pharmaceuticals–8.8%
Johnson & Johnson	548	47,506
Novartis AG (Switzerland)(a)	664	50,936
Novo Nordisk A/S (Denmark)(a)	168	28,429
Total Pharmaceuticals		126,871

Pipelines–2.5%
Kinder Morgan Energy Partners, LP	452	36,083

Savings & Loans–1.9%
Brookline Bancorp, Inc.	2,961	27,863

Semiconductors–2.3%
KLA-Tencor Corp.	542	32,981

Telecommunications–2.0%
Motorola Solutions, Inc.	475	28,205
Total Common Stocks (Cost $705,502)		827,310

EXCHANGE TRADED FUNDS–36.1%
Commodity Fund–2.0%
PowerShares DB Gold Fund*(b)	633	28,339

Equity Fund–34.1%
Consumer Discretionary Select Sector SPDR Fund	852	51,657
First Trust NASDAQ Technology Dividend Index Fund(b)	4,997	112,632
Global X Fertilizers/Potash ETF(b)	1,900	21,983
iShares U.S. Medical Devices ETF	378	32,013
iShares U.S. Technology ETF	1,437	113,236
iShares MSCI New Zealand Capped ETF(b)	1,084	41,691
iShares Emerging Markets Infrastructure ETF	774	25,852

ADVISORSHARES GLOBAL ALPHA & BETA ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Equity Fund–34.1% (continued)
PowerShares Water Resources Portfolio	1,352	$32,326
Vanguard Telecommunication Services ETF	716	57,831
Total Equity Fund		489,221
Total Exchange Traded Funds (Cost $455,333)		517,560

MONEY MARKET FUND–7.3%
Wells Fargo Advantage Government Money Market Fund – Institutional Class, 0.01%(c) (Cost $104,828)	104,828	104,828

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–15.4%
BNY Mellon Securities Lending Overnight Fund, 0.07%(d) (Cost $221,088)	221,088	221,088
Total Investments–116.4% (Cost $1,486,751)		1,670,786
Liabilities in Excess of Other Assets–(16.4)%		(235,251)
Net Assets–100.0%		$1,435,535

ETF - Exchange Traded Fund

PLC – Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $215,751; the aggregate market value of the collateral held by the fund is $221,088.
(c)	Rate shown reflects the 7-day yield as of September 30, 2013.
(d)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–51.6%

Auto Parts & Equipment–2.3%
Johnson Controls, Inc.	2,449	$101,633
Tenneco, Inc.*	636	32,118
Total Auto Parts & Equipment		133,751

Banks–1.0%
City National Corp.	516	34,397
Tompkins Financial Corp.	509	23,526
Total Banks		57,923

Beverages–0.3%
Reed's, Inc.*(a)	2,780	15,040

Biotechnology–3.9%
Illumina, Inc.*	530	42,840
Life Technologies Corp.*	929	69,517
Novozymes A/S (Denmark)(a)(b)	2,842	109,019
Total Biotechnology		221,376

Building Materials–2.1%
Apogee Enterprises, Inc.	1,761	52,267
Toto Ltd. (Japan)(b)	2,412	67,391
Total Building Materials		119,658

Commercial Services–2.3%
Automatic Data Processing, Inc.	697	50,449
MasterCard, Inc., Class A	88	59,205
Where Food Comes From, Inc.*	11,070	22,140
Total Commercial Services		131,794

Computers–3.7%
Apple, Inc.	159	75,803
EMC Corp.	1,409	36,014
Silver Spring Networks, Inc.*(a)	1,646	28,525

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Computers - 3.7% (continued)
Stratasys Ltd. (Israel)*(a)	380	$38,479
Teradata Corp.*	555	30,769
Total Computers		209,590

Cosmetics/Personal Care–0.7%
Procter & Gamble Co. (The)	537	40,592

Distribution/Wholesale–1.0%
LKQ Corp.*	1,859	59,228

Diversified Financial Services–1.5%
MarketAxess Holdings, Inc.	350	21,014
Wageworks, Inc.*	1,305	65,837
Total Diversified Financial Services		86,851

Electronics–0.3%
Itron, Inc.*	341	14,605

Energy - Alternate Sources–0.4%
Enphase Energy, Inc.*(a)	3,082	25,087

Environmental Control–1.7%
Clean Harbors, Inc.*	340	19,944
Stericycle, Inc.*	409	47,199
Tomra Systems ASA (Norway)(b)	2,992	28,108
Total Environmental Control		95,251

Food–3.4%
Boulder Brands, Inc.*	1,864	29,898
Hain Celestial Group, Inc. (The)*	592	45,655
Nestle SA (Switzerland)(b)	331	23,038
United Natural Foods, Inc.*	1,437	96,595
Total Food		195,186

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Healthcare - Products–0.9%
Covidien PLC (Ireland)	615	$37,478
Haemonetics Corp.*	350	13,958
Total Healthcare - Products		51,436

Healthcare - Services–0.7%
Laboratory Corp. of America Holdings*	400	39,656

Home Builders–0.7%
Daiwa House Industry Co. Ltd. (Japan)(b)	208	39,214

Internet–3.0%
Amazon.com, Inc.*	184	57,526
eBay, Inc.*	679	37,881
F5 Networks, Inc.*	334	28,644
Google, Inc., Class A*	54	47,299
Total Internet		171,350

Machinery - Diversified–2.1%
Rockwell Automation, Inc.	330	35,290
Tennant Co.	370	22,940
Xylem, Inc.	2,174	60,720
Total Machinery - Diversified		118,950

Miscellaneous Manufacturing–1.1%
Aptargroup, Inc.	729	43,835
Pure Technologies Ltd. (Canada)*	3,741	17,508
Total Miscellaneous Manufacturing		61,343

Office Furnishings–0.9%
Interface, Inc.	2,561	50,810

Pharmaceuticals–4.1%
GlaxoSmithKline PLC (United Kingdom)(b)	1,071	53,732
Isis Pharmaceuticals, Inc.*	800	30,032
Novo Nordisk AG (Switzerland)(b)	799	61,291

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Pharmaceuticals - 4.1% (continued)
Perrigo Co.	336	$41,456
Teva Pharmaceutical Industries Ltd. (Israel)(b)	1,253	47,338
Total Pharmaceuticals		233,849

Pipelines–0.7%
Kinder Morgan, Inc.	1,119	39,803

Real Estate Investment Trusts–0.7%
Prologis, Inc.	1,117	42,022

Retail–0.9%
CVS Caremark Corp.	939	53,288

Semiconductors–2.2%
Cree, Inc.*	994	59,829
First Solar, Inc.*	467	18,778
NXP Semiconductor NV (Netherlands)*	1,189	44,243
Total Semiconductors		122,850

Software–1.2%
Adobe Systems, Inc.*	849	44,097
Fiserv, Inc.*	235	23,747
Total Software		67,844

Telecommunications–3.8%
Cisco Systems, Inc.	3,679	86,162
Corning, Inc.	1,793	26,160
IPG Photonics Corp.(a)	472	26,578
Telenor ASA (Norway)(b)	457	31,410
Vodafone Group PLC (United Kingdom)(b)	1,267	44,573
Total Telecommunications		214,883

Transportation–2.1%
Canadian National Railway Co. (Canada)	679	68,830
Union Pacific Corp.	321	49,864

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares/Principal	Value
Transportation - 2.1% (continued)
Total Transportation		$118,694

Water–1.9%
American Water Works Co., Inc.	982	40,537
Severn Trent PLC (United Kingdom)(a)(b)	2,442	69,671
Total Water		110,208
Total Common Stocks (Cost $2,509,687)		2,942,132

ASSET BACKED SECURITIES–7.1%
SBA, 4.08%, 07/25/38@	149,422	174,142
SBAP, Class 1, Series 2009-20H, 4.45%, 08/01/29	214,597	231,459
Total Asset Backed Securities (Cost $416,196)		405,601

COMMERCIAL MORTGAGE BACKED SECURITY–4.6%
Government National Mortgage Association, Class AC, Series 2011-109, 3.25%, 04/16/43 (Cost $267,257)	250,000	259,397

MUNICIPAL BOND–7.0%
New York State Housing Finance Agency, 0.09%, 05/15/34@ (Cost $400,000)	400,000	400,000

EXCHANGE TRADED FUNDS–22.6%
Debt Fund–11.2%
SPDR Barclays 1-3 Month T-Bill ETF*	13,958	639,137

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Equity Fund–11.4%
AdvisorShares Ranger Equity Bear ETF*†	1,000	$14,350
First Trust ISE Global Wind Energy Index ETF(a)	1,894	19,792
Global X Lithium ETF	2,900	38,770
Guggenheim S&P Global Water Index ETF	2,000	51,320
iShares MSCI KLD 400 Social Index ETF	3,100	195,114
PowerShares Cleantech Portfolio	2,000	57,921
PowerShares Global Clean Energy Portfolio	9,200	105,340
PowerShares Water Resources Portfolio	3,200	76,512
PowerShares Wilderhill Clean Energy Portfolio	6,600	41,910
Proshares Short Real Estate*	1,900	50,822
Total Equity Fund		651,851
Total Exchange Traded Funds (Cost $1,233,436)		1,290,988

MONEY MARKET FUNDS–7.1%
Federated Government Obligations Fund, Class IS, 0.01%(c)	51,349	51,349
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%(c)	185,577	185,577
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.08%(c)	167,045	167,045
Total Money Market Funds (Cost $403,971)		403,971

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–2.1%
BNY Mellon Securities Lending Overnight Fund, 0.07%(d) (Cost $118,904)	118,904	118,904

ADVISORSHARES GLOBAL ECHO ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Value
Total Investments–102.1% (Cost $5,349,451)	$5,820,993
Liabilities in Excess of Other Assets–(2.1%)	(118,155)
Net Assets–100.0%	$5,702,838

ETF - Exchange Traded Fund

PLC - Public Limited Company

*	Non-income producing security
@	Variable rate instrument. The interest rate shown reflects the rate in effect as of September 30, 2013.
†	Affiliated Company
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $115,950; the aggregate market value of the collateral held by the fund is $118,904.
(b)	American Depositary Receipt
(c)	Rate shown reflects the 7-day yield as of September 30, 2013.
(d)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–98.3%
Advertising–0.5%
Interpublic Group of Cos., Inc. (The)	4,050	$69,579
Omnicom Group, Inc.	432	27,406
Total Advertising		96,985

Aerospace/Defense–1.6%
Boeing Co. (The)	562	66,035
General Dynamics Corp.	294	25,731
L-3 Communications Holdings, Inc.	158	14,931
Lockheed Martin Corp.	205	26,148
Northrop Grumman Corp.	698	66,491
Raytheon Co.	527	40,616
Rockwell Collins, Inc.	445	30,198
United Technologies Corp.	550	59,301
Total Aerospace/Defense		329,451

Agriculture–1.0%
Altria Group, Inc.	715	24,560
Archer-Daniels-Midland Co.	1,334	49,145
Lorillard, Inc.	1,243	55,661
Philip Morris International, Inc.	465	40,264
Reynolds American, Inc.	451	22,000
Total Agriculture		191,630

Airlines–0.4%
Southwest Airlines Co.	5,842	85,060

Apparel–0.6%
NIKE, Inc., Class B	497	36,102
Ralph Lauren Corp.	236	38,876
VF Corp.	201	40,009
Total Apparel		114,987

Auto Manufacturers–0.8%
Ford Motor Co.	3,499	59,028
General Motors Co.*	2,111	75,933

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Auto Manufacturers–0.8% (continued)
PACCAR, Inc.	590	$32,839
Total Auto Manufacturers		167,800

Auto Parts & Equipment–1.4%
BorgWarner, Inc.	843	85,472
Goodyear Tire & Rubber Co. (The)*	4,710	105,739
Johnson Controls, Inc.	2,053	85,200
Total Auto Parts & Equipment		276,411

Banks–4.1%
Bank of America Corp.	4,868	67,178
Bank of New York Mellon Corp. (The)	2,346	70,826
BB&T Corp.	1,314	44,348
Capital One Financial Corp.	760	52,242
Citigroup, Inc.	1,483	71,940
Comerica, Inc.	782	30,740
Fifth Third Bancorp	835	15,063
Goldman Sachs Group, Inc. (The)	280	44,299
Huntington Bancshares, Inc.	2,534	20,931
JPMorgan Chase & Co.	703	36,338
KeyCorp	1,122	12,791
M&T Bank Corp.(a)	477	53,386
Morgan Stanley	2,080	56,056
Northern Trust Corp.	718	39,052
PNC Financial Services Group, Inc.	284	20,576
Regions Financial Corp.	2,540	23,520
State Street Corp.	848	55,756
SunTrust Banks, Inc.	1,123	36,408
US Bancorp	558	20,412
Wells Fargo & Co.	707	29,213
Zions Bancorporation	568	15,575
Total Banks		816,650

Beverages–1.4%
Beam, Inc.	358	23,145
Brown-Forman Corp., Class B	320	21,802
Coca-Cola Co. (The)	496	18,789

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Beverages–1.4% (continued)
Coca-Cola Enterprises, Inc.	1,301	$52,313
Constellation Brands, Inc., Class A*	1,095	62,853
Dr Pepper Snapple Group, Inc.	514	23,037
Molson Coors Brewing Co., Class B	717	35,943
Monster Beverage Corp.*	437	22,833
PepsiCo, Inc.	248	19,716
Total Beverages		280,431

Biotechnology–1.9%
Alexion Pharmaceuticals, Inc.*	548	63,656
Amgen, Inc.	397	44,440
Biogen Idec, Inc.*	215	51,763
Celgene Corp.*	551	84,816
Gilead Sciences, Inc.*	1,224	76,916
Regeneron Pharmaceuticals, Inc.*	160	50,059
Total Biotechnology		371,650

Building Materials–0.1%
Masco Corp.	767	16,322

Chemicals–2.7%
Air Products & Chemicals, Inc.	321	34,209
Airgas, Inc.	318	33,724
CF Industries Holdings, Inc.	388	81,802
Dow Chemical Co. (The)	676	25,958
E.I. du Pont de Nemours & Co.	566	33,145
Eastman Chemical Co.	674	52,505
Ecolab, Inc.	391	38,615
FMC Corp.	784	56,229
International Flavors & Fragrances, Inc.	276	22,715
Monsanto Co.	478	49,889
Mosaic Co. (The)	496	21,338
PPG Industries, Inc.	127	21,217
Praxair, Inc.	307	36,904
Sherwin-Williams Co. (The)	136	24,776
Sigma-Aldrich Corp.	181	15,439
Total Chemicals		548,465

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Coal–0.2%
CONSOL Energy, Inc.	685	$23,050
Peabody Energy Corp.	474	8,177
Total Coal		31,227

Commercial Services–3.4%
ADT Corp. (The)*	510	20,737
Automatic Data Processing, Inc.	254	18,384
Cintas Corp.	641	32,819
Equifax, Inc.	704	42,134
H&R Block, Inc.	1,977	52,707
Iron Mountain, Inc.	1,049	28,344
Leidos Holdings, Inc.	906	41,230
MasterCard, Inc., Class A	88	59,205
McGraw Hill Financial Inc. (The)	1,262	82,774
Moody’s Corp.	815	57,319
Quanta Services, Inc.*	2,276	62,613
Robert Half International, Inc.	1,660	64,790
Science Applications International Corp.*	518	17,468
Total System Services, Inc.	1,500	44,130
Western Union Co. (The)	3,177	59,283
Total Commercial Services		683,937

Computers–2.7%
Apple, Inc.	166	79,140
Cognizant Technology Solutions Corp., Class A*	1,078	88,525
Computer Sciences Corp.	447	23,128
EMC Corp.	2,667	68,168
International Business Machines Corp.	333	61,665
NetApp, Inc.	1,563	66,615
SanDisk Corp.	1,254	74,626
Teradata Corp.*	1,120	62,093
Western Digital Corp.	257	16,294
Total Computers		540,254

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Cosmetics/Personal Care–0.6%
Avon Products, Inc.	3,113	$64,128
Colgate-Palmolive Co.	278	16,486
Estee Lauder Cos., Inc. (The), Class A	436	30,476
Procter & Gamble Co. (The)	239	18,066
Total Cosmetics/Personal Care		129,156

Distribution/Wholesale–0.8%
Fastenal Co.	741	37,235
Fossil Group, Inc.*	621	72,185
Genuine Parts Co.	219	17,715
W.W. Grainger, Inc.	149	38,995
Total Distribution/Wholesale		166,130

Diversified Financial Services–4.5%
American Express Co.	612	46,218
Ameriprise Financial, Inc.	854	77,782
BlackRock, Inc.	203	54,936
Charles Schwab Corp. (The)	1,771	37,439
CME Group, Inc.	361	26,671
Discover Financial Services	1,320	66,713
E*TRADE Financial Corp.*	4,122	68,013
Franklin Resources, Inc.	1,500	75,825
IntercontinentalExchange, Inc.*	189	34,288
Invesco Ltd.	2,172	69,287
Legg Mason, Inc.	2,445	81,761
NASDAQ OMX Group, Inc. (The)	1,934	62,062
NYSE Euronext	1,088	45,674
SLM Corp.	2,624	65,338
T. Rowe Price Group, Inc.	577	41,504
Visa, Inc., Class A	285	54,463
Total Diversified Financial Services		907,974

Electric–1.4%
AES Corp. (The)	3,911	51,977
American Electric Power Co., Inc.	246	10,664
CMS Energy Corp.	533	14,029
Consolidated Edison, Inc.	148	8,161

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Electric–1.4% (continued)
Dominion Resources, Inc.	241	$15,058
DTE Energy Co.	185	12,206
Duke Energy Corp.	155	10,351
Edison International	191	8,797
FirstEnergy Corp.	268	9,769
Integrys Energy Group, Inc.	205	11,457
NextEra Energy, Inc.	173	13,868
Northeast Utilities	464	19,140
Pepco Holdings, Inc.	600	11,076
PG&E Corp.	216	8,839
Pinnacle West Capital Corp.	198	10,838
Public Service Enterprise Group, Inc.	215	7,080
SCANA Corp.	274	12,615
Southern Co. (The)	271	11,160
TECO Energy, Inc.	512	8,468
Wisconsin Energy Corp.	278	11,226
Xcel Energy, Inc.	467	12,894
Total Electric		279,673

Electrical Components & Equipment–0.4%
Emerson Electric Co.	692	44,772
Molex, Inc.	1,167	44,953
Total Electrical Components & Equipment		89,725

Electronics–1.8%
Agilent Technologies, Inc.	816	41,820
Amphenol Corp., Class A	350	27,083
FLIR Systems, Inc.	1,565	49,141
Honeywell International, Inc.	588	48,827
Jabil Circuit, Inc.	3,560	77,181
PerkinElmer, Inc.	1,422	53,680
Thermo Fisher Scientific, Inc.	457	42,113
Waters Corp.*	241	25,597
Total Electronics		365,442

Engineering & Construction–0.7%
Fluor Corp.	1,029	73,018

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Engineering & Construction–0.7% (continued)
Jacobs Engineering Group, Inc.*	1,087	$63,241
Total Engineering & Construction		136,259

Entertainment–0.4%
International Game Technology	3,964	75,038

Environmental Control–0.3%
Republic Services, Inc.	334	11,142
Stericycle, Inc.*	260	30,004
Waste Management, Inc.	356	14,682
Total Environmental Control		55,828

Food–2.2%
Campbell Soup Co.	335	13,638
ConAgra Foods, Inc.	1,225	37,166
General Mills, Inc.	406	19,456
Hershey Co. (The)	175	16,188
Hormel Foods Corp.	750	31,590
JM Smucker Co. (The)	208	21,848
Kellogg Co.	293	17,208
Kraft Foods Group, Inc.	266	13,949
Kroger Co. (The)	1,158	46,714
McCormick & Co., Inc.	242	15,657
Mondelez International, Inc., Class A	1,133	35,599
Safeway, Inc.	2,295	73,417
Sysco Corp.	510	16,233
Tyson Foods, Inc., Class A	1,947	55,061
Whole Foods Market, Inc.	492	28,782
Total Food		442,506

Forest Products & Paper–0.5%
International Paper Co.	1,586	71,053
MeadWestvaco Corp.	589	22,606
Total Forest Products & Paper		93,659

Gas–0.3%
AGL Resources, Inc.	209	9,620

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Gas–0.3% (continued)
CenterPoint Energy, Inc.	404	$9,684
NiSource, Inc.	486	15,012
Sempra Energy	201	17,206
Total Gas		51,522

Hand/Machine Tools–0.5%
Snap-On, Inc.	444	44,178
Stanley Black & Decker, Inc.	529	47,912
Total Hand/Machine Tools		92,090

Healthcare - Products–2.9%
Baxter International, Inc.	451	29,626
Becton Dickinson and Co.	254	25,405
Boston Scientific Corp.*	1,678	19,700
C.R. Bard, Inc.	285	32,832
CareFusion Corp.*	961	35,461
DENTSPLY International, Inc.	888	38,548
Edwards Lifesciences Corp.*	731	50,900
Hospira, Inc.*	759	29,768
Intuitive Surgical, Inc.*	105	39,508
Life Technologies Corp.*	418	31,279
Medtronic, Inc.	421	22,418
Patterson Cos., Inc.	889	35,738
St. Jude Medical, Inc.	905	48,544
Stryker Corp.	427	28,861
Varian Medical Systems, Inc.*	766	57,243
Zimmer Holdings, Inc.	566	46,491
Total Healthcare - Products		572,322

Healthcare - Services–2.8%
Aetna, Inc.	1,063	68,053
Cigna Corp.	919	70,634
DaVita HealthCare Partners Inc.*	916	52,121
Humana, Inc.	783	73,077
Laboratory Corp. of America Holdings*	593	58,790
Quest Diagnostics, Inc.	981	60,616
Tenet Healthcare Corp.*	1,127	46,421

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Healthcare - Services–2.8% (continued)
UnitedHealth Group, Inc.	880	$63,017
WellPoint, Inc.	782	65,383
Total Healthcare - Services		558,112

Home Builders–0.7%
D.R. Horton, Inc.	3,591	69,773
Lennar Corp., Class A	313	11,080
PulteGroup, Inc.	3,997	65,951
Total Home Builders		146,804

Home Furnishings–0.9%
Harman International Industries, Inc.	1,261	83,516
Whirlpool Corp.	666	97,529
Total Home Furnishings		181,045

Household Products/Wares–0.4%
Avery Dennison Corp.	1,226	53,356
Clorox Co. (The)	209	17,079
Kimberly-Clark Corp.	185	17,431
Total Household Products/Wares		87,866

Housewares–0.2%
Newell Rubbermaid, Inc.	1,176	32,340

Insurance–5.0%
Aflac, Inc.	1,188	73,644
Allstate Corp. (The)	1,148	58,032
American International Group, Inc.	1,343	65,310
Assurant, Inc.	1,092	59,077
Chubb Corp. (The)	562	50,164
Genworth Financial, Inc., Class A*	6,138	78,505
Hartford Financial Services Group, Inc. (The)	2,158	67,157
Lincoln National Corp.	1,810	76,002
Marsh & McLennan Cos., Inc.	1,009	43,942
MetLife, Inc.	1,552	72,866
Principal Financial Group, Inc.	1,853	79,346
Progressive Corp. (The)	1,053	28,673

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Insurance–5.0% (continued)
Prudential Financial, Inc.	950	$74,081
Torchmark Corp.	725	52,454
Travelers Cos., Inc. (The)	709	60,102
Unum Group	2,085	63,467
Total Insurance		1,002,822

Internet–2.4%
Amazon.com, Inc.*	29	9,067
eBay, Inc.*	1,033	57,631
Expedia, Inc.	614	31,799
F5 Networks, Inc.*	938	80,443
Google, Inc., Class A*	65	56,934
Netflix, Inc.*	39	12,059
priceline.com, Inc.*	70	70,767
Symantec Corp.	1,980	49,005
TripAdvisor, Inc.*	389	29,502
VeriSign, Inc.*	890	45,292
Yahoo! Inc.*	1,315	43,605
Total Internet		486,104

Iron/Steel–0.4%
Allegheny Technologies, Inc.	1,323	40,378
Cliffs Natural Resources, Inc.(a)	1,437	29,458
Nucor Corp.	394	19,314
Total Iron/Steel		89,150

Leisure Time–0.6%
Carnival Corp.	1,511	49,319
Harley-Davidson, Inc.	966	62,056
Total Leisure Time		111,375

Lodging–1.0%
Marriott International, Inc., Class A	1,335	56,150
Starwood Hotels & Resorts Worldwide, Inc.	300	19,935
Wyndham Worldwide Corp.	1,245	75,908
Wynn Resorts Ltd.	245	38,712
Total Lodging		190,705

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Machinery - Construction & Mining–0.4%
Caterpillar, Inc.	718	$59,860
Joy Global, Inc.	533	27,204
Total Machinery - Construction & Mining		87,064

Machinery - Diversified–1.7%
Cummins, Inc.	656	87,163
Deere & Co.	845	68,775
Flowserve Corp.	915	57,087
Rockwell Automation, Inc.	500	53,470
Roper Industries, Inc.	296	39,329
Xylem, Inc.	1,171	32,706
Total Machinery - Diversified		338,530

Media–3.0%
Cablevision Systems Corp., Class A	537	9,043
CBS Corp., Class B	863	47,603
Comcast Corp., Class A	1,280	57,792
DIRECTV*	1,154	68,951
Discovery Communications, Inc., Class A*	781	65,932
Gannett Co., Inc.	655	17,547
News Corp., Class A*	511	8,207
Scripps Networks Interactive, Inc., Class A	663	51,787
Time Warner Cable, Inc.	438	48,881
Time Warner, Inc.	699	46,001
Twenty-First Century Fox, Inc.	1,945	65,158
Viacom, Inc., Class B	900	75,222
Walt Disney Co. (The)	630	40,629
Total Media		602,753

Metal Fabricate/Hardware–0.2%
Precision Castparts Corp.	223	50,674

Mining–0.8%
Alcoa, Inc.	8,187	66,478
Freeport-McMoRan Copper & Gold, Inc.	2,657	87,894

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Mining–0.8% (continued)
Total Mining		$154,372

Miscellaneous Manufacturing–2.0%
3M Co.	357	42,629
Danaher Corp.	579	40,136
Dover Corp.	775	69,618
General Electric Co.	1,875	44,794
Illinois Tool Works, Inc.	301	22,957
Leggett & Platt, Inc.	1,686	50,833
Pall Corp.	385	29,661
Parker Hannifin Corp.	248	26,963
Textron, Inc.	2,476	68,362
Total Miscellaneous Manufacturing		395,953

Office/Business Equipment–0.8%
Pitney Bowes, Inc.(a)	4,846	88,149
Xerox Corp.	6,569	67,595
Total Office/Business Equipment		155,744

Oil & Gas–6.3%
Anadarko Petroleum Corp.	211	19,621
Apache Corp.	132	11,239
Cabot Oil & Gas Corp.	1,366	50,979
Chesapeake Energy Corp.	3,623	93,763
Chevron Corp.	107	13,001
ConocoPhillips	161	11,191
Devon Energy Corp.	859	49,616
Diamond Offshore Drilling, Inc.	1,035	64,501
EOG Resources, Inc.	296	50,107
EQT Corp.	778	69,024
Exxon Mobil Corp.	700	60,228
Helmerich & Payne, Inc.	698	48,127
Hess Corp.	354	27,378
Marathon Oil Corp.	1,571	54,797
Marathon Petroleum Corp.	1,071	68,887
Murphy Oil Corp.	825	49,764
Murphy USA, Inc.*	206	8,320

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Oil & Gas–6.3% (continued)
Newfield Exploration Co.*	1,840	$50,361
Noble Energy, Inc.	598	40,072
Occidental Petroleum Corp.	502	46,957
Phillips 66	877	50,708
Pioneer Natural Resources Co.	233	43,990
QEP Resources, Inc.	1,592	44,082
Rowan Cos. PLC, Class A (United Kingdom)*	2,047	75,166
Southwestern Energy Co.*	660	24,011
Tesoro Corp.	1,454	63,947
Valero Energy Corp.	1,981	67,651
Total Oil & Gas		1,257,488

Oil & Gas Services–2.1%
Baker Hughes, Inc.	1,445	70,950
Cameron International Corp.*	1,130	65,958
FMC Technologies, Inc.*	907	50,266
Halliburton Co.	1,693	81,518
National Oilwell Varco, Inc.	858	67,018
Schlumberger Ltd.	953	84,207
Total Oil & Gas Services		419,917

Packaging & Containers–0.9%
Ball Corp.	1,168	52,420
Bemis Co., Inc.	569	22,197
Owens-Illinois, Inc.*	2,218	66,584
Sealed Air Corp.	1,268	34,477
Total Packaging & Containers		175,678

Pharmaceuticals–3.4%
Abbott Laboratories	1,041	34,551
AbbVie, Inc.	398	17,802
Actavis, Inc.*	494	71,136
Allergan, Inc.	482	43,597
AmerisourceBergen Corp.	858	52,424
Bristol-Myers Squibb Co.	285	13,190
Cardinal Health, Inc.	952	49,647
Eli Lilly & Co.	202	10,167

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Pharmaceuticals–3.4% (continued)
Express Scripts Holding Co.*	1,120	$69,194
Forest Laboratories, Inc.*	817	34,959
Johnson & Johnson	181	15,691
McKesson Corp.	544	69,795
Mead Johnson Nutrition Co.	342	25,397
Merck & Co., Inc.	194	9,236
Mylan, Inc.*	1,886	71,989
Perrigo Co.	269	33,189
Pfizer, Inc.	589	16,910
Zoetis, Inc.	1,085	33,765
Total Pharmaceuticals		672,639

Pipelines–0.6%
Kinder Morgan, Inc.	1,740	61,892
ONEOK, Inc.	548	29,219
Spectra Energy Corp.	399	13,658
Williams Cos., Inc. (The)	473	17,198
Total Pipelines		121,967

Real Estate–0.2%
CBRE Group, Inc., Class A*	1,896	43,854

Real Estate Investment Trust–0.6%
American Tower Corp.	392	29,059
AvalonBay Communities, Inc.	60	7,625
Boston Properties, Inc.	63	6,735
HCP, Inc.	279	11,425
Host Hotels & Resorts, Inc.	722	12,758
Kimco Realty Corp.	331	6,679
Public Storage	50	8,027
Simon Property Group, Inc.	47	6,967
Ventas, Inc.	104	6,396
Vornado Realty Trust	93	7,818
Weyerhaeuser Co.	308	8,818
Total Real Estate Investment Trust		112,307

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Retail–8.9%
Abercrombie & Fitch Co., Class A	1,424	$50,367
AutoNation, Inc.*	1,557	81,229
AutoZone, Inc.*	163	68,905
Bed Bath & Beyond, Inc.*	801	61,965
Best Buy Co., Inc.	1,070	40,125
CarMax, Inc.*	651	31,554
Chipotle Mexican Grill, Inc.*	76	32,581
Coach, Inc.	956	52,131
Costco Wholesale Corp.	241	27,744
CVS Caremark Corp.	992	56,296
Darden Restaurants, Inc.	446	20,645
Dollar General Corp.*	1,249	70,519
Dollar Tree, Inc.*	1,186	67,792
Family Dollar Stores, Inc.	736	53,007
GameStop Corp., Class A	1,623	80,582
Gap, Inc. (The)	1,128	45,436
Home Depot, Inc. (The)	529	40,125
Kohl’s Corp.	1,246	64,480
L Brands, Inc.	840	51,324
Lowe’s Cos., Inc.	1,291	61,464
Macy’s, Inc.	1,295	56,035
McDonald’s Corp.	251	24,149
Nordstrom, Inc.	807	45,353
O’Reilly Automotive, Inc.*	460	58,691
PetSmart, Inc.	960	73,210
PVH Corp.	378	44,865
Ross Stores, Inc.	684	49,795
Staples, Inc.	1,597	23,396
Starbucks Corp.	574	44,181
Target Corp.	693	44,338
Tiffany & Co.	444	34,019
TJX Cos., Inc. (The)	862	48,608
Urban Outfitters, Inc.*	1,292	47,507
Walgreen Co.	1,326	71,339
Wal-Mart Stores, Inc.	522	38,607
Yum! Brands, Inc.	350	24,986

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Retail–8.9% (continued)
Total Retail		$1,787,350

Savings & Loans–0.1%
People’s United Financial, Inc.	1,368	19,672

Semiconductors–4.2%
Altera Corp.	774	28,762
Analog Devices, Inc.	704	33,123
Applied Materials, Inc.	1,835	32,186
Broadcom Corp., Class A	2,134	55,505
First Solar, Inc.*	1,570	63,130
Intel Corp.	2,889	66,216
KLA-Tencor Corp.	656	39,918
Lam Research Corp.*	1,182	60,507
Linear Technology Corp.	716	28,397
LSI Corp.	8,381	65,539
Microchip Technology, Inc.(a)	842	33,924
Micron Technology, Inc.*	4,351	76,012
NVIDIA Corp.	2,808	43,692
QUALCOMM, Inc.	1,186	79,889
Teradyne, Inc.*	3,987	65,865
Texas Instruments, Inc.	796	32,055
Xilinx, Inc.	887	41,565
Total Semiconductors		846,285

Software–3.5%
Adobe Systems, Inc.*	354	18,387
Akamai Technologies, Inc.*	837	43,273
Autodesk, Inc.*	1,087	44,752
CA, Inc.	1,280	37,978
Cerner Corp.*	573	30,111
Citrix Systems, Inc.*	855	60,372
Dun & Bradstreet Corp. (The)	359	37,282
Electronic Arts, Inc.*	2,599	66,404
Fidelity National Information Services, Inc.	1,191	55,310
Fiserv, Inc.*	570	57,598
Intuit, Inc.	735	48,738

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Software–3.5% (continued)
Microsoft Corp.	1,533	$51,064
Oracle Corp.	2,095	69,491
Paychex, Inc.	494	20,076
Red Hat, Inc.*	850	39,219
Salesforce.com, Inc.*	325	16,871
Total Software		696,926

Telecommunications–1.6%
AT&T, Inc.	560	18,939
CenturyLink, Inc.	368	11,548
Cisco Systems, Inc.	2,172	50,868
Corning, Inc.	4,198	61,249
Crown Castle International Corp.*	156	11,393
JDS Uniphase Corp.*	2,817	41,438
Juniper Networks, Inc.*	3,408	67,683
Motorola Solutions, Inc.	425	25,236
Verizon Communications, Inc.	530	24,730
Total Telecommunications		313,084

Toys/Games/Hobbies–0.3%
Hasbro, Inc.(a)	702	33,092
Mattel, Inc.	688	28,800
Total Toys/Games/Hobbies		61,892

Transportation–2.2%
C.H. Robinson Worldwide, Inc.	625	37,225
CSX Corp.	2,504	64,453
Expeditors International of Washington, Inc.	466	20,532
FedEx Corp.	550	62,761
Kansas City Southern	267	29,199
Norfolk Southern Corp.	866	66,985
Ryder System, Inc.	1,049	62,625
Union Pacific Corp.	353	54,835
United Parcel Service, Inc., Class B	430	39,289

ADVISORSHARES MADRONA DOMESTIC ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Transportation–2.2% (continued)
Total Transportation		$437,904
Total Common Stocks (Cost $15,650,364)		19,646,960

MONEY MARKET FUND–1.9%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.01%(b) (Cost $388,261)	388,261	388,261

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–0.6%
BNY Mellon Securities Lending Overnight Fund, 0.07%(c) (Cost $114,503)	114,503	114,503

Total Investments–100.8% (Cost $16,153,128)		20,149,724
Liabilities in Excess of Other Assets–(0.8)%		(152,567)
Net Assets–100.0%		$19,997,157

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $226,322; the aggregate market value of the collateral held by the fund is $231,361. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $116,858.
(b)	Rate shown reflects the 7-day yield as of September 30, 2013.
(c)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.2%
Debt Fund–99.2%
AdvisorShares Peritus High Yield ETF†(a)	39,927	$2,053,046
iShares iBoxx $ High Yield Corporate Bond ETF	2,482	227,252
iShares iBoxx $ Investment Grade Corporate Bond ETF	24,620	2,794,862
iShares S&P/Citigroup International Treasury Bond ETF(a)	6,844	690,149
PIMCO 1-5 Year U.S. TIPS Index ETF	12,792	678,360
PIMCO Australia Bond Index ETF	2,001	181,391
PIMCO Canada Bond Index ETF	4,379	415,742
PowerShares Build America Bond Portfolio	44,888	1,224,994
PowerShares Emerging Markets Sovereign Debt Portfolio(a)	60,331	1,649,450
PowerShares Financial Preferred Portfolio(a)	86,977	1,489,916
PowerShares Insured National Municipal Bond Portfolio	53,912	1,243,750
PowerShares International Corporate Bond Portfolio(a)	47,671	1,393,423
PowerShares Senior Loan Portfolio(a)	54,911	1,355,203
SPDR Barclays Convertible Securities ETF(a)	21,933	991,372
SPDR DB International Government Inflation-Protected Bond ETF	10,994	655,132
Vanguard Intermediate-Term Government Bond ETF	10,487	668,546
Vanguard Long-Term Government Bond ETF	9,034	603,020
Vanguard Mortgage-Backed Securities ETF	30,469	1,569,458
Vanguard Short-Term Bond ETF	8,517	684,511
WisdomTree Emerging Markets Corporate Bond Fund	17,221	1,283,826
Total Exchange Traded Funds (Cost $22,181,150)		21,853,403

MONEY MARKET FUND–1.0%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.01%(b) (Cost $218,036)	218,036	218,036
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–27.5%
BNY Mellon Securities Lending Overnight Fund, 0.07%(c) (Cost $6,071,327)	6,071,327	6,071,327

ADVISORSHARES MADRONA GLOBAL BOND ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Value
Total Investments–127.7% (Cost $28,470,513)	$28,142,766
Liabilities in Excess of Other Assets–(27.7)%	(6,109,854)
Net Assets–100.0%	$22,032,912

ETF - Exchange Traded Fund

TIPS - Treasury Inflation Protected Securities

†	Affiliated Company
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,932,478; the aggregate market value of the collateral held by the fund is $6,071,327.
(b)	Rate shown reflects the 7-day yield as of September 30, 2013.
(c)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES MADRONA INTERNATIONAL ETF

Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–98.0%
Advertising–0.5%
WPP PLC (United Kingdom)(a)	931	$95,837

Aerospace/Defense–0.3%
CAE, Inc. (Canada)	393	4,299
Embraer SA (Brazil)(a)	1,644	53,381
Total Aerospace/Defense		57,680

Agriculture–0.9%
British American Tobacco PLC (United Kingdom)(a)	619	65,088
Imperial Tobacco Group PLC (United Kingdom)(a)	1,242	92,094
Total Agriculture		157,182

Airlines–2.8%
China Eastern Airlines Corp. Ltd. (China)*(a)	6,001	98,536
Deutsche Lufthansa AG (Germany)*(a)	7,535	146,556
International Consolidated Airlines Group SA (United Kingdom)*(a)(b)	5,275	144,746
Ryanair Holdings PLC (Ireland)(a)	2,047	101,818
Total Airlines		491,656

Apparel–1.1%
Adidas AG (Germany)(a)	1,972	106,882
Gildan Activewear, Inc. (Canada)	413	19,180
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	1,853	72,953
Total Apparel		199,015

Auto Manufacturers–2.6%
Bayerische Motoren Werke AG (Germany)(a)	790	28,298
Daimler AG (Germany)(a)(b)	296	23,118
Honda Motor Co. Ltd. (Japan)(a)(b)	3,889	148,326
Tata Motors Ltd. (India)(a)	3,681	97,988
Toyota Motor Corp. (Japan)(a)	1,193	152,740
Total Auto Manufacturers		450,470

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Auto Parts & Equipment–0.2%
Magna International, Inc. (Canada)	335	$27,658

Banks–12.7%
Akbank TAS (Turkey)(a)(b)	7,685	57,176
Australia & New Zealand Banking Group Ltd. (Australia)(a)(b)	1,776	50,776
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)(b)	15,929	178,086
Banco Bradesco SA (Brazil)(a)	3,546	49,219
Banco de Chile (Chile)(a)	251	23,017
Banco do Brasil SA (Brazil)(a)	3,492	41,031
Banco Santander Chile (Chile)(a)	999	26,264
Banco Santander SA (Spain)(a)	21,169	172,951
Bank of Montreal (Canada)	171	11,426
Bank of Nova Scotia (Canada)	309	17,709
Barclays PLC (United Kingdom)(a)	6,458	110,044
Canadian Imperial Bank of Commerce (Canada)	173	13,795
Commerzbank AG (Germany)(a)(b)	8,715	100,310
Credit Suisse Group AG (Switzerland)*(a)	5,231	159,807
DBS Group Holdings Ltd. (Singapore)(a)	981	51,453
Grupo Financiero Banorte SAB de CV (Mexico)(a)(b)	2,226	69,322
HDFC Bank Ltd. (India)(a)	2,501	76,981
HSBC Holdings PLC (United Kingdom)(a)	2,390	129,681
ICICI Bank Ltd. (India)(a)	2,450	74,676
Industrial & Commercial Bank of China Ltd. (China)(a)(b)	6,474	90,092
Itau Unibanco Holding SA (Brazil)(a)	6,876	97,089
Lloyds Banking Group PLC (United Kingdom)*(a)(b)	35,746	171,938
Royal Bank of Canada (Canada)	154	9,888
Royal Bank of Scotland Group PLC (United Kingdom)*(a)	14,086	163,257
Sberbank of Russia (Russia)(a)	6,625	79,699
Toronto-Dominion Bank (The) (Canada)	178	16,016
UBS AG (Switzerland)*	7,804	160,138
Westpac Banking Corp. (Australia)(a)	1,004	30,793
Total Banks		2,232,634

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Beverages–2.6%
Anheuser-Busch InBev NV (Belgium)(a)	801	$79,459
Cia de Bebidas das Americas (Brazil)(a)(b)(c)	806	31,192
Coca-Cola Femsa SAB de CV (Mexico)(a)	136	17,133
Cott Corp. (Canada)	2,947	22,662
Diageo PLC (United Kingdom)(a)	633	80,442
Embotelladora Andina SA, Class B (Chile)(a)	828	27,208
Fomento Economico Mexicano SAB de CV (Mexico)(a)	499	48,448
SABMiller PLC (United Kingdom)(a)	1,472	74,660
Treasury Wine Estates Ltd. (Australia)(a)	16,486	68,582
Total Beverages		449,786

Building Materials–0.4%
CRH PLC (Ireland)(a)	3,098	74,879

Chemicals–3.0%
Agrium, Inc. (Canada)	233	19,579
Akzo Nobel NV (Netherlands)(a)(b)	4,776	104,594
BASF SE (Germany)(a)	466	44,736
K+S AG (Germany)(a)	1,452	18,833
Methanex Corp. (Canada)	797	40,862
Potash Corp. of Saskatchewan, Inc. (Canada)	972	30,404
Sasol Ltd. (South Africa)(a)	1,480	70,729
Sinopec Shanghai Petrochemical Co. Ltd. (China)*(a)	2,857	107,338
Syngenta AG (Switzerland)(a)	993	80,731
Ultrapar Participacoes SA (Brazil)(a)	746	18,344
Total Chemicals		536,150

Commercial Services–0.6%
Cielo SA (Brazil)(a)	1,646	45,133
Firstservice Corp. (Canada)	552	21,440
Ritchie Bros. Auctioneers, Inc. (Canada)(b)	660	13,319
Stantec, Inc. (Canada)	524	26,834

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Commercial Services–0.6% (continued)
Total Commercial Services		$106,726

Computers–1.1%
CGI Group, Inc., Class A (Canada)*	1,130	39,663
Indra Sistemas SA (Spain)(a)(b)	8,766	65,043
Infosys Ltd. (India)(a)	608	29,251
Wipro Ltd. (India)(a)(b)	4,930	50,582
Total Computers		184,539

Distribution/Wholesale–0.1%
Wolseley PLC (United Kingdom)(a)	4,765	24,873

Diversified Financial Services–2.1%
Fly Leasing Ltd. (Ireland)(a)	6,672	92,607
KB Financial Group, Inc. (South Korea)(a)	2,185	76,519
Nomura Holdings, Inc. (Japan)(a)	1,785	13,941
ORIX Corp. (Japan)(a)	1,732	141,712
Shinhan Financial Group Co. Ltd. (South Korea)(a)(b)	559	22,640
Woori Finance Holdings Co. Ltd. (South Korea)(a)(b)	543	18,679
Total Diversified Financial Services		366,098

Electric–1.3%
Empresa Nacional de Electricidad SA (Chile)(a)	321	13,479
Huaneng Power International, Inc. (China)(a)	2,301	92,155
Korea Electric Power Corp. (South Korea)(a)	6,258	87,862
SSE PLC (United Kingdom)(a)(b)	1,272	30,464
Total Electric		223,960

Electrical Components & Equipment–0.6%
Hitachi Ltd. (Japan)(a)(b)	1,326	87,980
Nidec Corp. (Japan)(a)	708	14,974
Total Electrical Components & Equipment		102,954

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Electronics–2.7%
Advantest Corp. (Japan)(a)(b)	942	$10,974
AU Optronics Corp. (Taiwan)*(a)	12,938	47,224
Celestica, Inc., Class W (Canada)*	2,204	24,310
Imax Corp. (Canada)*	900	27,216
Koninklijke Philips NV (Netherlands)(c)	4,209	135,740
Kyocera Corp. (Japan)(a)(b)	932	99,435
LG Display Co. Ltd. (South Korea)*(a)(b)	8,035	95,858
Sony Corp. (Japan)(a)	1,967	42,330
Total Electronics		483,087

Energy - Alternate Sources–0.9%
Vestas Wind Systems A/S (Denmark)*(a)(b)	19,843	165,292

Engineering & Construction–0.7%
ABB Ltd. (Switzerland)*(a)	5,421	127,881

Entertainment–0.1%
Ladbrokes PLC (United Kingdom)(a)(b)	6,857	19,131

Environmental Control–0.1%
Progressive Waste Solutions Ltd. (Canada)	494	12,711

Food–3.6%
BRF SA (Brazil)(a)	3,993	97,948
Carrefour SA (France)(a)	18,661	126,895
Cencosud SA (Chile)(a)(b)	4,874	65,263
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)(a)	1,462	67,281
Danone SA (France)(a)	2,422	36,427
Delhaize Group SA (Belgium)(a)	447	28,188
Koninklijke Ahold NV (Netherlands)(a)	2,209	38,172
Nestle SA (Switzerland)(a)	609	42,386
Unilever NV (Netherlands)(a)(b)	885	33,382
Unilever PLC (United Kingdom)(a)	925	35,687

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Food–3.6% (continued)
Want Want China Holdings Ltd. (China)(a)(b)	708	$53,475
Total Food		625,104

Forest Products & Paper–1.1%
Fibria Celulose SA (Brazil)*(a)(b)	4,108	47,324
Stora ENSO OYJ (Finland)(a)	17,515	147,240
Total Forest Products & Paper		194,564

Gas–0.1%
National Grid PLC (United Kingdom)(a)	319	18,837

Healthcare - Products–1.5%
Luxottica Group SpA (Italy)(a)	1,396	73,388
Mindray Medical International Ltd. (China)(a)(b)	1,308	50,868
Smith & Nephew PLC (United Kingdom)(a)	817	50,997
Trinity Biotech PLC (Ireland)(a)	4,054	88,215
Total Healthcare - Products		263,468

Healthcare - Services–0.3%
Fresenius Medical Care AG & Co. KGaA (Germany)(a)	1,591	51,517

Holding Companies - Diversified–0.4%
Imperial Holdings Ltd. (South Africa)(a)	3,027	66,049

Insurance–4.5%
Aegon NV, Class G (Netherlands)(a)	10,049	74,363
AIA Group Ltd. (Hong Kong)(a)	5,284	99,339
Allianz SE (Germany)(a)	4,499	71,174
Aviva PLC (United Kingdom)(a)	4,443	57,048
AXA SA (France)(a)	4,725	109,195
China Life Insurance Co. Ltd. (China)(a)	2,172	84,404
ING Groep NV (Netherlands)*(a)	13,832	156,993
Manulife Financial Corp. (Canada)	1,553	25,718
Prudential PLC (United Kingdom)(a)	2,832	105,718

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Insurance–4.5% (continued)
Sun Life Financial, Inc. (Canada)	493	$15,761
Total Insurance		799,713

Internet–1.1%
Baidu, Inc. (China)*(a)	413	64,089
Ctrip.com International Ltd. (China)*(a)	478	27,930
NetEase, Inc. (China)(a)	992	72,029
Qihoo 360 Technology Co. Ltd. (China)*(a)	408	33,946
Total Internet		197,994

Iron/Steel–2.1%
ArcelorMittal (Luxembourg)(a)(b)	9,463	129,359
Cia Siderurgica Nacional SA (Brazil)(a)(b)	2,084	8,899
Gerdau SA (Brazil)(a)	1,614	12,040
POSCO (South Korea)(a)	594	43,742
Ternium SA (Luxembourg)(a)	3,103	74,534
Vale SA (Brazil)(a)(b)	6,786	105,930
Total Iron/Steel		374,504

Leisure Time–0.5%
Carnival PLC (United Kingdom)(a)	2,541	86,165

Lodging–1.2%
InterContinental Hotels Group PLC (United Kingdom)(a)	1,964	57,368
Melco Crown Entertainment Ltd., Class Participation Certificate (Hong Kong)*(a)	4,926	156,795
Total Lodging		214,163

Machinery - Diversified–0.8%
CNH Industrial NV (Netherlands)*	11,214	140,181

Media–0.9%
Grupo Televisa SAB (Mexico)(a)	287	8,022
Pearson PLC (United Kingdom)(a)	1,947	39,602

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Media–0.9% (continued)
Reed Elsevier NV (Netherlands)(a)(b)	1,429	$57,303
Reed Elsevier PLC (United Kingdom)(a)(b)	851	45,877
Total Media		150,804

Metal Fabricate/Hardware–0.8%
Sims Metal Management Ltd. (Australia)(a)(b)	13,398	117,769
Tenaris SA (Luxembourg)(a)(b)	339	15,858
Total Metal Fabricate/Hardware		133,627

Mining–6.1%
AngloGold Ashanti Ltd. (South Africa)(a)	2,481	32,948
B2Gold Corp. (Canada)*	11,342	28,128
BHP Billiton Ltd. (Australia)(a)	264	17,556
BHP Billiton PLC (United Kingdom)(a)	1,906	112,187
Brigus Gold Corp. (Canada)*	73,471	44,083
Cameco Corp. (Canada)(b)	1,834	33,140
Eldorado Gold Corp. (Canada)	3,628	24,344
First Majestic Silver Corp. (Canada)*(b)	2,031	24,088
Glencore Xstrata PLC (Switzerland)(a)(b)	12,921	140,839
Impala Platinum Holdings Ltd. (South Africa)(a)	3,704	45,189
MMC Norilsk Nickel OJSC (Russia)(a)	3,415	49,005
Norsk Hydro ASA (Norway)(a)(b)	31,834	133,066
Randgold Resources Ltd. (Jersey Islands)(a)	413	29,542
Rio Tinto PLC (United Kingdom)(a)(b)	3,097	151,010
Sesa Sterlite Ltd. (India)*(a)	12,055	135,860
Silver Wheaton Corp. (Canada)	1,326	32,845
Yamana Gold, Inc. (Canada)(b)	2,963	30,815
Total Mining		1,064,645

Miscellaneous Manufacturing–1.0%
FUJIFILM Holdings Corp. (Japan)(a)	1,493	35,892
Siemens AG (Germany)(a)	1,112	134,007
Total Miscellaneous Manufacturing		169,899

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Office/Business Equipment–0.7%
Canon, Inc. (Japan)(a)	3,762	$120,384

Oil & Gas–5.5%
BG Group PLC (United Kingdom)(a)	6,726	128,198
BP PLC (United Kingdom)(a)	2,392	100,536
Cenovus Energy, Inc. (Canada)	713	21,283
China Petroleum & Chemical Corp. (China)(a)	821	64,276
CNOOC Ltd. (China)(a)	77	15,539
Ecopetrol SA (Colombia)(a)(b)	750	34,500
Enerplus Corp. (Canada)	2,405	39,899
Eni SpA (Italy)(a)	780	35,903
Gran Tierra Energy, Inc. (Canada)*	4,839	34,308
Imperial Oil Ltd. (Canada)	82	3,605
Pengrowth Energy Corp. (Canada)(b)	935	5,535
Petroleo Brasileiro SA (Brazil)(a)	7,086	109,762
Precision Drilling Corp. (Canada)	4,088	40,553
Repsol YPF SA (Spain)(a)	3,651	90,216
Royal Dutch Shell PLC, Class A (United Kingdom)(a)	819	53,792
Woodside Petroleum Ltd. (Australia)(a)(b)	1,990	71,381
YPF SA (Argentina)(a)	6,129	123,377
Total Oil & Gas		972,663

Oil & Gas Services–1.5%
CGG (France)*(a)	5,699	131,362
Technip SA (France)(a)	4,614	135,882
Total Oil & Gas Services		267,244

Pharmaceuticals–4.6%
Bayer AG (Germany)(a)	781	92,111
Dr Reddy's Laboratories Ltd. (India)(a)	1,568	59,255
Elan Corp. PLC (Ireland)*(a)	998	15,549
GlaxoSmithKline PLC (United Kingdom)(a)	1,223	61,358
Grifols SA (Spain)(a)	3,271	99,046
Novo Nordisk A/S (Denmark)(a)	553	93,579

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Pharmaceuticals–4.6% (continued)
Novo Nordisk A/S (Switzerland)(a)	657	$50,398
Roche Holding AG (Switzerland)(a)	1,020	68,881
Sanofi (France)(a)	1,135	57,465
Shire PLC (Ireland)(a)	763	91,476
Teva Pharmaceutical Industries Ltd. (Israel)(a)	2,316	87,498
Valeant Pharmaceuticals International, Inc. (Canada)*	358	37,350
Total Pharmaceuticals		813,966

Pipelines–0.0%†
Enbridge, Inc. (Canada)	139	5,802

Retail–0.6%
Home Retail Group PLC (United Kingdom)(a)	5,783	62,225
Lululemon Athletica, Inc. (Canada)*	209	15,276
Tim Hortons, Inc. (Canada)	123	7,134
Wal-Mart de Mexico SAB de CV (Mexico)(a)	1,022	26,807
Total Retail		111,442

Semiconductors–7.2%
Advanced Semiconductor Engineering, Inc. (Taiwan)(a)	33,830	161,707
ARM Holdings PLC (United Kingdom)(a)	2,376	114,333
ASML Holding NV (Netherlands)(a)	1,398	138,066
Himax Technologies, Inc. (Taiwan)(a)(b)	19,972	199,720
Infineon Technologies AG (Germany)(a)	9,569	95,499
Semiconductor Manufacturing International Corp. (China)*(a)(b)	21,651	75,129
Silicon Motion Technology Corp. (Taiwan)(a)	12,204	159,384
Siliconware Precision Industries Co. (Taiwan)(a)	21,742	125,669
STMicroelectronics NV (Netherlands)(a)	2,793	25,696
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	6,609	112,089
United Microelectronics Corp. (Taiwan)(a)	30,947	63,751
Total Semiconductors		1,271,043

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Software–1.6%
Dassault Systemes SA (France)(a)	207	$27,583
KONAMI Corp. (Japan)(a)	4,836	112,098
Open Text Corp. (Canada)	549	40,983
SAP AG (Germany)(a)	1,386	102,453
Total Software		283,117

Telecommunications–10.5%
America Movil SAB de CV, Series L (Mexico)(a)	2,547	50,456
BT Group PLC (United Kingdom)(a)	860	47,558
China Mobile Ltd. (Hong Kong)(a)	96	5,417
China Telecom Corp. Ltd. (China)(a)	1,680	83,042
China Unicom Ltd. (Hong Kong)(a)(b)	5,013	77,300
Deutsche Telekom AG (Germany)(a)(b)	4,828	70,489
KT Corp. (South Korea)(a)	2,337	39,191
Mobile TeleSystems OJSC (Russia)(a)	1,222	27,202
NICE Systems Ltd. (Israel)(a)	2,723	112,651
Nippon Telegraph & Telephone Corp. (Japan)(a)	3,175	82,740
NTT DOCOMO, Inc. (Japan)(a)	1,175	19,058
Orange SA (France)(a)	14,627	182,984
Partner Communications Co. Ltd. (Israel)*(a)	2,986	23,560
Philippine Long Distance Telephone Co. (Philippines)(a)	126	8,548
Portugal Telecom SGPS SA (Portugal)(a)(b)	29,333	131,119
PT Telekomunikasi Indonesia Tbk (Indonesia)(a)	1,120	40,667
Rogers Communications, Inc., Class B (Canada)	217	9,333
Singapore Telecommunications Ltd. (Singapore)(a)	1,959	58,692
SK Telecom Co. Ltd. (South Korea)(a)	3,550	80,585
Telecom Argentina SA (Argentina)*(a)	4,643	83,342
Telecom Corp. of New Zealand Ltd. (New Zealand)(a)	2,785	26,541
Telefonaktiebolaget LM Ericsson (Sweden)(a)	12,111	161,682
Telefonica Brasil SA (Brazil)(a)	519	11,646
Telenor ASA (Norway)(a)	2,257	155,124
TELUS Corp. (Canada)	257	8,512
Tim Participacoes SA (Brazil)(a)	1,691	39,857
Turkcell Iletisim Hizmetleri AS (Turkey)*(a)	3,731	55,032

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Telecommunications–10.5% (continued)
VimpelCom Ltd. (Netherlands)(a)	10,082	$118,464
Vodafone Group PLC (United Kingdom)(a)	1,050	36,939
Total Telecommunications		1,847,731

Transportation–0.9%
Canadian National Railway Co. (Canada)	166	16,828
Canadian Pacific Railway Ltd. (Canada)	277	34,154
Deutsche Post AG (Germany)(a)(b)	3,227	106,749
Total Transportation		157,731

Water–1.5%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)(a)	8,870	88,345
Veolia Environnement SA (France)(a)(b)	9,824	168,187
Total Water		256,532
Total Common Stocks (Cost $15,692,680)		17,249,088

MONEY MARKET FUND– 2.0%
Fidelity Institutional Prime Money Market Portfolio - Class I, 0.01%(d) (Cost $351,858)	351,858	351,858

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–12.7%
BNY Mellon Securities Lending Overnight Fund, 0.07%(e) (Cost $2,236,689)	2,236,689	2,236,689

Total Investments–112.7% (Cost $18,281,227)		19,837,635
Liabilities in Excess of Other Assets–(12.7)%		(2,235,316)
Net Assets–100.0%		$17,602,319

ADVISORSHARES MADRONA INTERNATIONAL ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)

PLC	— Public Limited Company

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,167,223; the aggregate market value of the collateral held by the fund is $2,236,689.
(c)	Registered Shares
(d)	Rate shown reflects the 7-day yield as of September 30, 2013.
(e)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS – 96.8%
Equity Fund – 96.8%
iShares Core S&P Mid-Cap ETF	8,278	$1,027,631
iShares Core S&P Small-Cap ETF	10,379	1,035,513
iShares Europe ETF(a)	12,357	545,438
iShares MSCI EAFE ETF	16,307	1,040,223
iShares MSCI Emerging Markets ETF	24,488	998,376
iShares MSCI Pacific ex Japan ETF	10,741	511,809
iShares S&P MidCap 400 Growth ETF	7,317	1,017,868
iShares S&P SmallCap 600 Growth ETF(a)	9,596	1,039,823
iShares S&P SmallCap 600 Value ETF(a)	10,086	1,030,991
PowerShares QQQ Trust, Series 1	6,488	511,579
SPDR S&P International Small Cap ETF	16,063	525,099
Vanguard FTSE All-World ex-US ETF	20,955	1,018,413
Total Exchange Traded Funds (Cost $10,113,447)		10,302,763
MONEY MARKET FUND – 3.7%
Dreyfus Institutional Reserves Treasury Fund - Institutional Class, 0.00%(b) (Cost $394,747)	394,747	394,747
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.6%
BNY Mellon Securities Lending Overnight Fund, 0.07%(c) (Cost $706,500)	706,500	706,500
Total Investments – 107.1% (Cost $11,214,694)		11,404,010
Liabilities in Excess of Other Assets – (7.1)%		(754,328)
Net Assets – 100.0%		$10,649,682

ETF - Exchange Traded Fund

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $691,306; the aggregate market value of the collateral held by the fund is $706,500.
(b)	Rate shown reflects the 7-day yield as of September 30, 2013.
(c)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments

September 30, 2013 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS–24.9%

Consumer Discretionary–2.0%
Boyd Gaming Corp., 9.13%, 12/01/18	$210,000	$229,425
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%,
06/01/20	205,000	222,425
Dish DBS Corp., 4.63%, 07/15/17	230,000	236,325
DR Horton, Inc., 3.63%, 02/15/18(a)	75,000	74,156
Hyatt Hotels Corp., 3.88%, 08/15/16	35,000	37,219
MGM Resorts International, 7.63%, 01/15/17	165,000	185,213
Rent-A-Center, Inc., 6.63%, 11/15/20	175,000	184,625
Time Warner Cable, Inc., 6.75%, 07/01/18	205,000	229,177
Wyndham Worldwide Corp., 2.50%, 03/01/18	450,000	446,005
Total Consumer Discretionary		1,844,570

Energy–1.0%
Calumet Specialty Products Partners LP/Calumet Finance
Corp., 9.63%, 08/01/20	100,000	111,000
Chesapeake Energy Corp., 5.38%, 06/15/21	175,000	175,437
Forest Oil Corp., 7.25%, 06/15/19	175,000	175,875
Parker Drilling Co., 9.13%, 04/01/18	175,000	188,125
Plains Exploration & Production Co., 6.50%, 11/15/20	210,000	225,560
Total Energy		875,997

Financials–12.1%
Air Lease Corp., 5.63%, 04/01/17	220,000	235,400
Air Lease Corp., 4.75%, 03/01/20	145,000	143,187
Ally Financial, Inc., 3.50%, 07/18/16	450,000	455,625
Ally Financial, Inc., 4.75%, 09/10/18	225,000	224,238
American International Group, Inc., 3.38%, 08/15/20	200,000	200,427
Associated Banc-Corp., 5.13%, 03/28/16	60,000	64,821
Aviation Capital Group Corp., 3.88%, 09/27/16‡	50,000	50,327
Bank of America Corp., 2.00%, 01/11/18	95,000	93,523
Bank of America Corp., Series L, 5.65%, 05/01/18	200,000	225,935
Bank of America Corp., 5.49%, 03/15/19	66,000	72,106
Barclays Bank PLC, 5.20%, 07/10/14 (United Kingdom)	100,000	103,520

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
Financials–12.1% (continued)
Bear Stearns Cos. LLC (The), 7.25%, 02/01/18	$75,000	$89,917
Capital One Financial Corp., 6.15%, 09/01/16	400,000	445,761
Citigroup, Inc., 5.50%, 02/15/17	450,000	493,093
CNA Financial Corp., 5.85%, 12/15/14	100,000	105,770
Countrywide Financial Corp., 6.25%, 05/15/16	130,000	143,842
DDR Corp., 7.88%, 09/01/20	180,000	220,620
Denali Borrower LLC, 5.63%, 10/15/20‡	50,000	48,812
E*Trade Financial Corp., 6.38%, 11/15/19	175,000	187,250
Fifth Third Bancorp, 4.50%, 06/01/18	66,000	71,425
Ford Motor Credit Co. LLC, 8.13%, 01/15/20	455,000	567,551
General Electric Capital Corp., Series G, 5.63%, 05/01/18	295,000	338,840
Genworth Holdings, Inc., 7.63%, 09/24/21(a)	200,000	236,746
Goldman Sachs Group, Inc. (The), 5.63%, 01/15/17	670,000	738,593
HCP, Inc., 3.75%, 02/01/19	175,000	181,435
Health Care REIT, Inc., 4.70%, 09/15/17	220,000	239,611
HSBC Finance Corp., 6.68%, 01/15/21	225,000	257,318
HSBC USA, Inc., 1.63%, 01/16/18	200,000	196,248
HSBC USA, Inc., 2.63%, 09/24/18	225,000	228,263
Huntington Bancshares, Inc., 7.00%, 12/15/20	50,000	59,326
ING US, Inc., 2.90%, 02/15/18	230,000	231,174
International Lease Finance Corp., 3.88%, 04/15/18	200,000	193,625
Jefferies Group LLC, 5.13%, 04/13/18	275,000	296,517
JPMorgan Chase & Co., 6.13%, 06/27/17	280,000	318,367
Lincoln National Corp., 8.75%, 07/01/19	125,000	162,162
Lincoln National Corp., 6.05%, 04/20/67@	100,000	98,500
Morgan Stanley, 5.55%, 04/27/17	425,000	471,344
Morgan Stanley, 2.13%, 04/25/18	180,000	175,626
National Retail Properties, Inc., 5.50%, 07/15/21	250,000	271,939
Nationstar Mortgage LLC, 6.50%, 08/01/18	100,000	101,000
Prudential Financial, Inc., 5.20%, 03/15/44@	300,000	273,600
Regions Financial Corp., 5.75%, 06/15/15	325,000	348,383
Santander Holdings USA, Inc., 3.00%, 09/24/15	115,000	118,391
SLM Corp., 4.63%, 09/25/17	175,000	177,625
State Street Corp., 4.96%, 03/15/18	300,000	330,376

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
Financials–12.1% (continued)
Ventas Realty LP, 4.00%, 04/30/19	$180,000	$189,030
Wells Fargo & Co., 5.13%, 09/15/16	75,000	82,933
Willis North America, Inc., 6.20%, 03/28/17	250,000	276,164
Zions Bancorporation, 4.50%, 03/27/17	195,000	204,910
Total Financials		11,041,196

Health Care–1.1%
Community Health Systems, Inc., 5.13%, 08/15/18	170,000	173,400
Express Scripts Holding Co., 3.50%, 11/15/16	150,000	158,870
HCA, Inc., 6.50%, 02/15/20	185,000	200,956
Tenet Healthcare Corp., 6.25%, 11/01/18	150,000	160,688
Tenet Healthcare Corp., 6.00%, 10/01/20‡	105,000	107,559
Vanguard Health Holding Company II LLC, 7.75%,
02/01/19	170,000	183,175
Total Health Care		984,648

Industrials–5.3%
Atlas Air 2000-1 Class A Pass-Through Trust, Series 00-1,
8.71%, 01/02/19	652,832	692,002
Continental Airlines 1998-1 Class A Pass-Through Trust,
Series 981A, 6.65%, 09/15/17	419,104	441,108
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Series A, 7.75%, 12/17/19	232,123	269,552
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Series A, 4.75%, 05/07/20	347,145	364,502
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Series 2010-2A, 4.95%, 05/23/19(a)	862,382	920,593
Deluxe Corp., 7.00%, 03/15/19	170,000	181,050
HD Supply, Inc., 8.13%, 04/15/19	170,000	189,550
Kratos Defense & Security Solutions, Inc., 10.00%,
06/01/17	255,000	278,587
Ryder System, Inc., 2.50%, 03/01/17	125,000	126,339
Spirit Aerosystems, Inc., 7.50%, 10/01/17	100,000	104,375

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
Industrials–5.3% (continued)
Textron, Inc., 4.63%, 09/21/16	$400,000	$431,911
UAL 2009-2a Pass-Through Trust, Series 09-2, 9.75%,
01/15/17	596,282	678,270
United Rentals North America, Inc., 7.38%, 05/15/20	150,000	162,375
Total Industrials		4,840,214

Information Technology–0.7%
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	300,000	302,851
Equinix, Inc., 4.88%, 04/01/20	175,000	170,625
First Data Corp., 11.25%, 03/31/16	165,000	165,825
Total Information Technology		639,301

Materials–0.9%
Calumet Specialty Products Partners LP, 9.38%, 05/01/19	100,000	110,250
Hexion US Finance Corp., 6.63%, 04/15/20	175,000	175,875
Huntsman International LLC, 4.88%, 11/15/20	200,000	190,500
International Paper Co., 9.38%, 05/15/19	75,000	99,018
Libbey Glass, Inc., 6.88%, 05/15/20	96,000	102,720
Reynolds Group Issuer Ltd, 7.88%, 08/15/19	150,000	165,750
Total Materials		844,113

Telecommunication Services–1.3%
AT&T, Inc., 3.88%, 08/15/21	210,000	213,023
Centurylink, Inc., Series N, 6.00%, 04/01/17	150,000	162,000
Frontier Communications Corp., 7.13%, 03/15/19	250,000	266,563
Qwest Corp., 6.50%, 06/01/17	75,000	84,604
Sprint Communications, Inc., 6.00%, 12/01/16	170,000	180,625
Verizon Communications, Inc., 2.50%, 09/15/16(a)	45,000	46,414
Verizon Communications, Inc., 3.65%, 09/14/18	50,000	52,744
Verizon Communications, Inc., 4.60%, 04/01/21	125,000	133,043
Total Telecommunication Services		1,139,016

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
Utilities–0.5%
Energy Transfer Partners LP, 4.15%, 10/01/20	$250,000	$257,309
NRG Energy, Inc., 8.50%, 06/15/19	170,000	183,175
Total Utilities		440,484

Total Corporate Bonds
(Cost $22,941,931)		22,649,539

FOREIGN BONDS–4.1%

Energy–1.1%
Petrobras International Finance Co., 3.50%, 02/06/17
(Brazil)	400,000	407,180
Petroleos Mexicanos, 6.00%, 03/05/20 (Mexico)	350,000	390,250
Weatherford Bermuda Holdings Ltd., 9.63%, 03/01/19	150,000	189,058
Total Energy		986,488

Financials–2.1%
Aircastle Ltd., 6.25%, 12/01/19	250,000	265,625
Banco Santander Brasil SA, 4.50%, 04/06/15 (Brazil)(a)	250,000	256,875
Banco Santander Chile, 2.13%, 06/07/18 (Chile)@‡	200,000	201,500
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.,
2.13%, 10/13/15 (Netherlands)	250,000	256,244
Corp. Andina de Fomento, 3.75%, 01/15/16
(Supranational)	100,000	104,968
Intesa Sanpaolo SpA, 3.13%, 01/15/16 (Italy)	200,000	199,819
Rosneft Finance SA, 7.50%, 07/18/16 (Russia)	195,000	218,644
Royal Bank of Scotland Group PLC, 6.40%, 10/21/19
(United Kingdom)	350,000	400,500
Total Financials		1,904,175

Foreign Government–0.4%
Korea Finance Corp., 4.63%, 11/16/21 (South Korea)	375,000	397,838

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
Health Care–0.1%
Valeant Pharmaceuticals International, 6.75%, 08/15/18
(Canada)‡	$120,000	$129,000

Materials–0.3%
Methanex Corp., 3.25%, 12/15/19 (Canada)	100,000	98,424
Vale Overseas Ltd., 4.38%, 01/11/22 (Brazil)	170,000	164,636
Total Materials		263,060

Telecommunications–0.1%
Telefonica Emisiones SAU, 6.42%, 06/20/16 (Spain)	100,000	110,129

Total Foreign Bonds
(Cost $3,869,969)		3,790,690

ASSET BACKED SECURITIES–14.1%

AmeriCredit Automobile Receivables Trust, Class D,
Series 2012-4, 2.68%, 10/09/18	1,050,000	1,052,235
AmeriCredit Automobile Receivables Trust 2011-2, Class
D, Series 2011-2, 4.00%, 05/08/17	955,000	991,035
AmeriCredit Automobile Receivables Trust 2013-2, Class
D, Series 2013-2, 2.42%, 05/08/19	575,000	563,598
Asset Backed Funding Certificates Trust, Class A6,
Series 2005-AQ1, 4.78%, 06/25/35#	332,828	344,218
Bayview Financial Acquisition Trust, Class 1A2,
Series 2007-A, 6.21%, 05/28/37#	815,362	881,535
Carmax Auto Owner Trust, Class A3, Series 2012-1,
0.89%, 09/15/16	275,000	275,965
CarMax Auto Owner Trust 2009-2, Class B, Series 2009-2,
4.65%, 08/17/15	900,000	910,812
CarMax Auto Owner Trust 2012-1, Class B, Series 2012-1,
1.76%, 08/15/17	500,000	507,013

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
Asset Backed Securities–14.1% (continued)
CKE Restaurant Holdings, Inc., Class A2, Series 2013-1A,
4.47%, 03/20/43‡	$307,675	$307,269
Cronos Containers Program Ltd., Class A, Series 2012-2A,
3.81%, 09/18/27 (Bermuda)‡	270,000	272,874
Domino's Pizza Master Issuer LLC, Class A2, Series 2012-
1A, 5.22%, 01/25/42‡	268,813	289,039
Drug Royalty II LP Class A1, Series 2012-1, 4.27%,
1/15/25@‡	218,425	221,702
Exeter Automobile Receivables Trust, Class B,
Series 2013-2A, 3.09%, 07/16/18‡	180,000	181,074
Exeter Automobile Receivables Trust 2013-1, Class C,
Series 2013-1A, 3.52%, 02/15/19‡	500,000	491,883
GSAA Trust, Class AF4, Series 2005-1, 5.45%, 11/25/34#	296,892	317,465
Honda Auto Receivables 2011-3 Owner Trust, Class A4,
Series 2011-3, 1.17%, 11/21/14	750,000	755,775
Mid-State Trust, Class A4, Series 1997-6, 7.79%,
07/01/35	490,636	534,402
Residential Funding Mortgage Securities II Home Loan
Trust, Class AIIB, Series 2003-HS2, 0.43%, 06/25/28@	241,836	223,756
Santander Drive Auto Receivables Trust, Class D,
Series 2012-6, 2.52%, 09/15/16	350,000	346,297
Santander Drive Auto Receivables Trust, Class C,
Series 2012-3, 3.01%, 04/16/18	260,000	267,005
Santander Drive Auto Receivables Trust 2012-2, Class D,
Series 2012-2, 3.87%, 01/15/16	300,000	309,533
Santander Drive Auto Receivables Trust 2012-4, Class C,
Series 2012-4, 2.94%, 12/15/17	360,000	367,277
Santander Drive Auto Receivables Trust 2012-5, Class A3,
Series 2012-5, 0.83%, 12/15/16	239,000	239,565
Santander Drive Auto Receivables Trust 2013-3, Class C,
Series 2013-3, 1.81%, 04/15/19	300,000	294,936
Sierra Timeshare Receivables Funding LLC, Class B,
Series 2012-2A, 3.42%, 03/20/29‡	393,053	398,234

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
Asset Backed Securities–14.1% (continued)
Silverleaf Finance XV LLC, Class A, Series 2012-D, 3.00%,
03/17/25‡	$425,491	$429,316
SLM Private Education Loan Trust, Class A2, Series 2012-
B, 3.48%, 10/15/30‡	200,000	209,784
SLM Private Education Loan Trust, Class A2, Series 2012-
C, 3.31%, 10/15/46‡	320,000	332,518
Structured Asset Securities Corp. Assistance Loan Trust,
Class A, Series 2003-AL1, 3.36%, 04/25/31‡	38,814	38,188
Trip Rail Master Funding LLC, Class A1A, Series 2011-1A,
4.37%, 07/15/41‡	463,206	489,882

Total Asset Backed Securities
(Cost $12,959,917)		12,844,185

MORTGAGE BACKED SECURITIES–37.1%

Commercial Mortgage Backed Securities–7.6%
BAMLL-DB Trust, Class A2FX, Series 2012-OSI, 3.35%,
04/13/29‡	274,872	283,909
Bear Stearns Commercial Mortgage Securities Trust, Class
A4, Series 2004-T14, 5.20%, 01/12/41@	625,656	631,256
Bear Stearns Commercial Mortgage Securities Trust, Class
A4, Series 2007-PW18, 5.70%, 06/11/50	750,000	847,729
CD Commercial Mortgage Trust, Class A4, Series 2007-
CD4, 5.32%, 12/11/49	780,000	863,546
GS Mortgage Securities Trust, Class A4, Series 2007-
GG10, 5.80%, 08/10/45@(a)	1,000,000	1,111,510
LB-UBS Commercial Mortgage Trust, Class A3,
Series 2007-C7, 5.87%, 09/15/45@	687,597	771,013
Rialto Real Estate Fund LLC, Class A, Series 2013-LT2,
2.83%, 05/22/28‡	184,307	184,267
Wachovia Bank Commercial Mortgage Trust, Class AM,
Series 2007-C30, 5.38%, 12/15/43	270,000	288,220

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
Commercial Mortgage Backed Securities–7.6% (continued)
Wachovia Bank Commercial Mortgage Trust, Class A4,
Series 2007-C31, 5.51%, 04/15/47	$770,000	$844,546
Wachovia Bank Commercial Mortgage Trust, Class A3,
Series 2007-C32, 5.73%, 06/15/49@	975,000	1,087,360
Total Commercia Mortgage Backed Securities		6,913,356

Residential Mortgage Backed Securities–1.6%
Banc of America Funding 2004-A Trust, Class 5A1,
Series 2004-A, 2.37%, 07/20/34@	447,646	444,200
Banc of America Mortgage Trust 2004-7, Class 6A3,
Series 2004-7, 4.50%, 08/25/19	1,000,000	1,014,218
Total Residential Mortgage Backed Securities		1,458,418

Fixed Income–22.7%
A10 Securitization 2013-1 LLC, Class A, Series 2013-1,
2.40%, 11/15/25‡	600,000	598,213
Bear Stearns ARM Trust 2004-1, Class 21A1, Series 2004-
1, 2.47%, 04/25/34@	659,893	649,393
Bear Stearns ARM Trust 2004-10, Class 15A1,
Series 2004-10, 2.68%, 01/25/35@	775,200	766,315
Bear Stearns ARM Trust 2004-10, Class 12A3,
Series 2004-10, 2.89%, 01/25/35@	402,888	391,616
Bear Stearns Commercial Mortgage Securities Trust 2006-
PWR13, Class AM, Series 2006-PW13, 5.58%, 09/11/41@	800,000	876,228
Bear Stearns Commercial Mortgage Securities Trust 2007-
PWR15, Class AM, Series 2007-PW15, 5.36%, 02/11/44	350,000	356,655
Bear Stearns Commercial Mortgage Securities Trust 2007-
PWR17, Class A4, Series 2007-PW17, 5.69%, 06/11/50@	650,000	732,873
Citigroup Mortgage Loan Trust, Inc., Class A3,
Series 2004-UST1, 2.34%, 08/25/34@	233,815	234,354
Commercial Mortgage Trust 2004-GG1, Class A7,
Series 2004-GG1, 5.32%, 06/10/36@	213,659	215,752
Credit Suisse First Boston Mortgage Securities Corp., Class
6A1, Series 2004-8, 4.50%, 12/25/19	293,978	300,747

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
Fixed Income–22.7% (continued)
DBUBS 2011-LC3 Mortgage Trust, Class A2, Series 2011-
LC3A, 3.64%, 08/10/44	$1,050,000	$1,109,281
GMACM Mortgage Loan Trust 2003-J7, Class A10,
Series 2003-J7, 5.50%, 11/25/33	1,225,161	1,268,889
GMACM Mortgage Loan Trust 2004-AR1, Class 12A,
Series 2004-AR1, 3.27%, 06/25/34@	488,058	500,207
GSR Mortgage Loan Trust, Class 2A2, Series 2007-1F,
5.50%, 01/25/37	51,213	48,633
JPMorgan Chase Commercial Mortgage Securities Trust
2006-LDP7, Class AM, Series 2006-LDP7, 5.86%,
04/15/45@	1,190,000	1,309,504
JPMorgan Chase Commercial Mortgage Securities Trust
2006-LDP9, Class A3, Series 2006-LDP9, 5.34%,
05/15/47	745,000	820,441
JPMorgan Chase Commercial Mortgage Securities Trust
2007-LDP10, Class AM, Series 2007-LDPX, 5.46%,
01/15/49@	275,000	277,714
JPMorgan Chase Commercial Mortgage Securities Trust
2007-LDP12, Class A4, Series 2007-LD12, 5.88%,
02/15/51@	500,000	563,060
LB Commercial Mortgage Trust 2007-C3, Class A4,
Series 2007-C3, 5.88%, 07/15/44@	610,000	688,783
LB-UBS Commercial Mortgage Trust 2007-C6, Class A4,
Series 2007-C6, 5.86%, 07/15/40@	1,100,000	1,209,961
MASTR Asset Securitization Trust 2004-6, Class 4A1,
Series 2004-6, 5.00%, 07/25/19	167,637	174,916
Merrill Lynch Mortgage Trust 2006-C1, Class AM,
Series 2006-C1, 5.68%, 05/12/39@	420,000	455,468
Morgan Stanley Capital I Trust 2007-IQ14, Class A4,
Series 2007-IQ14, 5.69%, 04/15/49@	800,000	890,483
RALI Series 2003-QS22 Trust, Class A3, Series 2003-
QS22, 5.38%, 12/26/33	324,943	335,153
RALI Series 2004-QS8 Trust, Class A6, Series 2004-QS8,
5.50%, 06/25/34	511,573	529,790

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
Fixed Income–22.7% (continued)
Structured Asset Securities Corp., Class 2A, Series 2003-
37A, 4.20%, 12/25/33@	$214,315	$214,094
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates, Class 1A1, Series 2003-33H, 5.50%,
10/25/33	648,955	666,818
Wachovia Bank Commercial Mortgage Trust Series 2005-
C20, Class AMFX, Series 2005-C20, 5.18%, 07/15/42@	300,000	318,952
Wachovia Bank Commercial Mortgage Trust Series 2007-
C31, Class AM, Series 2007-C31, 5.59%, 04/15/47@	1,100,000	1,184,726
WaMu Mortgage Pass-Through Certificates, Class A1,
Series 2003-AR6, 2.44%, 01/25/18@	352,089	358,040
Wells Fargo Mortgage Backed Securities 2003-J Trust,
Class 5A1, Series 2003-J, 2.49%, 10/25/33@	393,929	394,256
Wells Fargo Mortgage Backed Securities 2004-A Trust,
Class A1, Series 2004-A, 4.56%, 02/25/34@	434,224	438,885
Wells Fargo Mortgage Backed Securities 2004-K Trust,
Class 1A2, Series 2004-K, 2.62%, 07/25/34@	729,283	731,465
Wells Fargo Mortgage Backed Securities 2004-K Trust,
Class 2A12, Series 2004-K, 4.74%, 07/25/34@	431,539	434,872
Wells Fargo Mortgage Backed Securities 2004-Z Trust,
Class 2A1, Series 2004-Z, 2.62%, 12/25/34@	327,962	331,956
Wells Fargo Mortgage Backed Securities 2006-16 Trust,
Class A5, Series 2006-16, 5.00%, 11/25/36	253,192	261,463
Total Fixed Income		20,639,956

Industrials–2.4%
America West Airlines 2000-1 Pass-Through Trust,
Series 001G, 8.06%, 07/02/20	187,245	203,161
America West Airlines 2001-1 Pass-Through Trust,
Series 011G, 7.10%, 04/02/21	412,158	435,857
Continental Airlines 1999-2 Class C-2 Pass-Through
Trust, Series AMBC, 6.24%, 03/15/20	282,978	309,154
Continental Airlines 2000-1 Class A-1 Pass-Through
Trust, Series 00A1, 8.05%, 11/01/20	348,101	395,095

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
Industrials–2.4% (continued)
Northwest Airlines 2002-1 Class G-2 Pass-Through Trust,
Series 02-1, 6.26%, 11/20/21	$829,403	$855,446
Total Industrials		2,198,713

Non-Agency Mortgage-Backed Securities–2.8%
Alternative Loan Trust 2004-22cb, Class 1A1,
Series 2004-22CB, 6.00%, 10/25/34	251,292	257,280
Bear Stearns Commercial Mortgage Securities Trust 2006-
PWR14, Class AM, Series 2006-PW14, 5.24%, 12/11/38	185,000	201,775
Commercial Mortgage Trust 2007-GG9, Class A4,
Series 2007-GG9, 5.44%, 01/10/17	500,000	554,090
JPMorgan Chase Commercial Mortgage Securities Trust
2006-LDP7, Class A4, Series 2006-LDP7, 5.86%,
04/15/45@	150,000	164,981
Morgan Stanley Capital I Trust 2006-IQ12, Class A4,
Series 2006-IQ12, 5.33%, 11/15/16	500,000	548,625
Morgan Stanley Capital I Trust 2007-IQ14, Class AM,
Series 2007-IQ14, 5.69%, 04/15/49@	226,000	231,629
Sequoia Mortgage Trust 2012-3, Class A1, Series 2012-3,
3.50%, 07/25/42@	600,345	590,491
Total Non-Agency Mortgage-Backed Securities		2,548,871

Total Mortgage Backed Securities
(Cost $34,352,575)		33,759,314

U.S. TREASURY NOTES–6.0%
U.S. Treasury Note, 0.25%, 05/31/15	3,000,000	2,999,589
U.S. Treasury Note, 0.38%, 06/30/15	2,500,000	2,504,395

Total U.S. Treasury Notes
(Cost $5,497,866)		5,503,984

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal	Value
U.S. GOVERNMENT AGENCY SECURITIES–3.6%
Federal Home Loan Mortgage Corporation, Class J,
Series 2012-4011, 4.00%, 12/15/41	$972,645	$994,285
Federal National Mortgage Association, Class PA,
Series 2012-10, 4.00%, 11/25/41	770,028	797,929
Government National Mortgage Association, Class G,
Series 2009-46, 4.50%, 09/20/34	623,109	640,182
Government National Mortgage Association, Class CA,
Series 2009-22, 4.50%, 12/16/35	363,658	374,399
Government National Mortgage Association, Class KA,
Series 2011-140, 4.00%, 03/20/37	426,105	438,769
Total U.S. Government Agency Securities
(Cost $3,247,720)		3,245,564

TERM LOANS–7.9%

Consumer Discretionary–3.1%
Boyd Gaming Corp., 4.00%, 08/14/20	199,000	199,100
Caesars Entertainment Corp., 9.50%, 10/31/16	223,260	223,215
CBAC Borrower LLC, 8.25%, 07/02/20	200,000	206,500
Dell, Inc., 0.00% 03/24/20(b)	135,000	132,806
Hilton Worldwide Finance LLC, 0.00% 09/23/20(b)	231,000	230,961
Landry's, Inc., 4.75%, 04/24/18	221,600	223,539
Leslie's Poolmart, Inc., 5.25%, 10/16/19	198,995	200,239
MGM Resorts International, 3.50%, 12/20/19	121,388	121,141
Scientific Games International, Inc., 0.00% 10/18/20(b)	140,000	138,833
Seminole Hard Rock Entertainment, Inc., 3.50%, 05/14/20	59,850	59,813
Seven Seas Cruises S. DE R.L., 4.75%, 12/21/18	225,000	227,250
SRAM LLC, 4.00%, 04/10/20	218,525	215,794
Univision Communications, Inc., 4.00%, 03/01/20	214,461	212,336
Univision Communications, Inc., 4.50%, 03/01/20	223,875	223,315
Zuffa LLC, 4.50%, 02/25/20	223,313	223,731

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal		Value
Consumer Discretionary–3.1% (continued)
Total Consumer Discretionary	$		$2,838,573

Consumer Staples–0.5%
Hostess Brands, Inc., 6.75%, 04/09/20		225,000	231,375
Rite Aid Corp., 4.00%, 02/21/20		224,436	224,436
Total Consumer Staples			455,811

Health Care–0.5%
Davita, Inc., 4.00%, 11/01/19		223,313	224,485
IASIS Healthcare LLC, 4.50%, 05/03/18		223,313	224,045
Total Health Care			448,530

Industrials–0.8%
Air Canada, 0.00% 09/26/19(b)		235,000	235,098
Avis Budget Car Rental LLC, 3.00%, 03/15/19		199,000	198,710
Doncasters Group Ltd., 5.50%, 04/09/20		273,625	275,335
Fieldwood Energy LLC, 0.00% 09/28/18(b)		26,000	26,027
Total Industrials			735,170

Information Technology–1.8%
Alcatel-Lucent USA, Inc., 5.75%, 01/30/19		198,997	200,826
Blue Coat Systems, Inc., 4.50%, 05/31/19		210,000	211,137
CDW LLC, 3.50%, 04/29/20		348,562	343,607
First Data Corp., 4.18%, 03/24/18		250,000	248,125
Interactive Data Corp., 3.75%, 02/11/18		224,503	223,802
Ion Trading Technologies Ltd., 4.50%, 05/22/20		209,475	209,737
Riverbed Technology Inc., 4.00%, 12/18/19		205,429	207,398
Total Information Technology			1,644,632

Materials–0.7%
Fortescue Metals Group Ltd., 5.25%, 10/18/17		223,308	224,365
Ineos US Finance LLC, 4.00%, 05/04/18		199,248	197,311
Pact Group USA, Inc., 3.75%, 05/29/20		206,483	203,901
Total Materials			625,577

ADVISORSHARES NEWFLEET MULTI-SECTOR INCOME ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Principal/Shares	Value
Telecommunication Services–0.5%
Level 3 Financing, Inc., 4.00%, 01/15/20	$225,000	$225,071
Windstream Corp., 3.50%, 01/23/20	223,313	223,126
Total Telecommunication Services		448,197

Total Term Loans
(Cost $7,253,208)		7,196,490

MONEY MARKET FUND–2.7%

BofA Cash Reserves Money Market Fund - Capital Class,
0.04%(c)
(Cost $2,458,288)	2,458,288	2,458,288

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–1.7%

BNY Mellon Securities Lending Overnight Fund, 0.07%(d)
(Cost $1,515,640)	1,515,640	1,515,640

Total Investments–102.1%
(Cost $94,097,114)		92,963,694
Liabilities in Excess of Other Assets–(2.1%)		(1,883,586)
Net Assets–100.0%		$91,080,108

PLC — Public Limited Company

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect as of September 30, 2013.
#	Represents step coupon bond. Rate shown reflects the rate in effect as of September 30, 2013.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,476,609; the aggregate market value of the collateral held by the fund is $1,515,640.
(b)	This Loan will settle after September 30, 2013, at which time the interest rate will be determined.
(c)	Rate shown reflects the 7-day yield as of September 30, 2013.
(d)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
CORPORATE BONDS–72.4%

Advertising–2.5%
Affinion Group, Inc., 7.88%, 12/15/18(a)	$6,825,000	$5,442,937
Sitel Worldwide Corp., 11.00%, 08/01/17‡	4,000,000	4,290,000
Total Advertising		9,732,937

Aerospace/Defense–1.7%
Erickson Air-Crane, Inc., 8.25%, 05/01/20‡(a)	6,795,000	6,684,581

Agriculture–3.0%
North Atlantic Trading Co., 11.50%, 07/15/16‡	3,770,000	4,062,175
Southern States Cooperative, Inc., 10.00%, 08/15/21‡	6,650,000	6,483,750
Vector Group Ltd., 7.75%, 02/15/21	950,000	988,000
Total Agriculture		11,533,925

Auto Manufacturers–1.9%
Navistar International Corp., 8.25%, 11/01/21(a)	7,273,000	7,400,278

Beverages–1.8%
Innovation Ventures LLC/Innovation Ventures Finance Corp., 9.50%, 08/15/19‡(a)	7,325,000	6,784,781

Chemicals–0.9%
Phibro Animal Health Corp., 9.25%, 07/01/18‡	3,330,000	3,596,400

Coal–2.6%
Arch Coal, Inc., 9.88%, 06/15/19‡	7,445,000	6,663,275
Murray Energy Corp., 8.63%, 06/15/21‡	3,495,000	3,521,212
Total Coal		10,184,487

Commercial Services–3.8%
DynCorp International, Inc., 10.38%, 07/01/17(a)	4,829,000	4,998,015
Harland Clarke Holdings Corp., 9.50%, 05/15/15	4,481,000	4,497,804
Harland Clarke Holdings Corp., 9.75%, 08/01/18‡	1,200,000	1,272,000

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Principal	Value
Commercial Services–3.8% (continued)
StoneMor Partners LP/Cornerstone Family Services of WV, 7.88%, 06/01/21‡	$3,915,000	$4,042,237
Total Commercial Services		14,810,056

Computers–2.3%
Spansion LLC, 7.88%, 11/15/17	3,250,000	3,404,375
Stream Global Services, Inc., 11.25%, 10/01/14	5,549,000	5,597,831
Total Computers		9,002,206

Diversified Financial Services–2.8%
CNG Holdings, Inc./OH, 9.38%, 05/15/20‡	6,874,000	6,392,820
GFI Group, Inc., 9.63%, 07/19/18#	4,575,000	4,609,313
Total Diversified Financial Services		11,002,133

Electrical Components & Equipment–0.8%
Advanced Lighting Technologies, Inc., 10.50%, 06/01/19‡	3,600,000	2,970,000

Electronics–1.6%
KEMET Corp., 10.50%, 05/01/18	6,760,000	6,050,200

Entertainment–1.4%
Gibson Brands, Inc., 8.88%, 08/01/18‡	5,220,000	5,324,400

Environmental Control–2.4%
Casella Waste Systems, Inc., 7.75%, 02/15/19	5,114,000	5,114,000
EnergySolutions, Inc./EnergySolutions LLC, 10.75%, 08/15/18	4,050,000	4,323,375
Total Environmental Control		9,437,375

Food–3.8%
KeHE Distributors LLC/KeHE Finance Corp, 7.63%, 08/15/21‡	4,370,000	4,443,744
Simmons Foods, Inc., 10.50%, 11/01/17‡	4,930,000	5,188,825
SUPERVALU, Inc., 6.75%, 06/01/21‡(a)	5,150,000	4,918,250

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Principal	Value
Food–3.8% (continued)
Total Food		$14,550,819

Forest Products & Paper–1.1%
Exopack Holding Corp., 10.00%, 06/01/18	$3,904,000	4,138,240

Healthcare - Products–1.8%
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19(a)	4,790,000	5,053,450
Rotech Healthcare, Inc., 10.75%, 10/15/15^	1,885,000	1,969,825
Total Healthcare - Products		7,023,275

Healthcare - Services–7.2%
Alliance Healthcare Services, Inc., 8.00%, 12/01/16	2,294,000	2,362,820
Apria Healthcare Group, Inc., 12.38%, 11/01/14(a)	798,000	804,982
Kindred Healthcare, Inc., 8.25%, 06/01/19	4,590,000	4,911,300
Radiation Therapy Services, Inc., 8.88%, 01/15/17(a)	4,905,000	4,892,737
Radnet Management, Inc., 10.38%, 04/01/18(a)	3,955,000	4,202,188
Select Medical Corp., 6.38%, 06/01/21‡	5,330,000	5,076,825
Vantage Oncology LLC/Vantage Oncology Finance Co., 9.50%, 06/15/17‡	5,660,000	5,730,750
Total Healthcare - Services		27,981,602

Household Products / Wares–1.5%
Central Garden & Pet Co., 8.25%, 03/01/18	5,820,000	5,776,350

Leisure Time–1.5%
ICON Health & Fitness, 11.88%, 10/15/16‡(a)	6,850,000	5,891,000

Metal Fabricate / Hardware–1.3%
American Piping Products, Inc., 12.88%, 11/15/17‡	5,405,000	5,188,800

Mining–1.7%
Molycorp, Inc., 10.00%, 06/01/20(a)	6,565,000	6,581,413

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Principal	Value
Miscellaneous Manufacturing–2.1%
Iracore International Holdings, Inc., 9.50%, 06/01/18‡	$3,255,000	$3,401,475
J.B. Poindexter & Co., Inc., 9.00%, 04/01/22‡	4,565,000	4,816,075
Total Miscellaneous Manufacturing		8,217,550

Oil & Gas–3.2%
Quicksilver Resources, Inc., 9.13%, 08/15/19	6,175,000	5,681,000
Venoco, Inc., 8.88%, 02/15/19	6,740,000	6,824,250
Total Oil & Gas		12,505,250

Oil & Gas Services–2.5%
Forbes Energy Services Ltd., 9.00%, 06/15/19	5,060,000	5,110,600
Seitel, Inc., 9.50%, 04/15/19	4,685,000	4,731,850
Total Oil & Gas Services		9,842,450

Retail–2.5%
Ferrellgas Partners LP, 8.63%, 06/15/20	4,552,000	4,745,460
RadioShack Corp., 6.75%, 05/15/19(a)	6,792,000	4,941,180
Total Retail		9,686,640

Software–1.5%
Southern Graphics, Inc., 8.38%, 10/15/20‡	5,425,000	5,642,000

Storage / Warehousing–1.2%
Niska Gas Storage Partners LLC, 8.88%, 03/15/18	4,350,000	4,524,000

Telecommunications–8.6%
Cincinnati Bell, Inc., 8.75%, 03/15/18	5,255,000	5,576,869
EarthLink, Inc., 8.88%, 05/15/19(a)	5,430,000	5,253,525
EarthLink, Inc., 7.38%, 06/01/20‡	4,230,000	4,145,400
Fairpoint Communications, Inc., 8.75%, 08/15/19‡	5,150,000	5,265,875

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Principal	Value
Telecommunications–8.6% (continued)
Frontier Communications Corp., 7.63%, 04/15/24	$5,680,000	$5,708,400
NII Capital Corp., 10.00%, 08/15/16(a)	7,720,000	7,449,800
Total Telecommunications		33,399,869

Transportation–1.4%
Era Group, Inc., 7.75%, 12/15/22	5,415,000	5,455,613

Total Corporate Bonds (Cost $278,715,421)		280,918,630

FOREIGN BONDS–16.7%

Airlines–1.5%
Air Canada, 8.75%, 04/01/20 (Canada)‡(a)	5,740,000	5,789,536

Beverages–1.6%
CEDC Finance Corp. International, Inc., 8.00%, 04/30/18 (Poland)	6,635,000	6,072,856

Environmental Control–1.7%
Tervita Corp., 8.00%, 11/15/18 (Canada)‡	6,685,000	6,743,494

Forest Products & Paper–1.3%
Millar Western Forest Products Ltd., 8.50%, 04/01/21 (Canada)(a)	5,150,000	5,227,250

Mining–1.6%
HudBay Minerals Inc., 9.50%, 10/01/20 (Canada)	6,160,000	6,206,200

Miscellaneous Manufacturing–1.5%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 8.75%, 02/01/19 (Luxembourg)‡	5,660,000	5,645,850

ADVISORSHARES PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Principal	Value
Oil & Gas–3.6%
Connacher Oil And Gas Ltd., 8.50%, 08/01/19 (Canada)‡(a)	$8,450,000	$6,084,000
Lightstream Resources Ltd., 8.63%, 02/01/20 (Canada)‡	7,945,000	7,746,375
Total Oil & Gas		13,830,375

Oil & Gas Services–0.6%
Welltec A/S, 8.00%, 02/01/19 (Denmark)‡	2,360,000	2,525,200

Transportation–3.3%
CHC Helicopter SA, 9.25%, 10/15/20 (Luxembourg)	2,486,000	2,660,020
CHC Helicopter SA, 9.38%, 06/01/21 (Luxembourg)	4,790,000	4,790,000
Navios Maritime Holdings, Inc., 8.13%, 02/15/19 (Marshall Islands)(a)	5,497,000	5,483,258
Total Transportation		12,933,278

Total Foreign Bonds (Cost $64,617,130)		64,974,039

TERM LOANS–5.8%
Apparel–1.3%
SK Spice Sarl, 8.25%, 09/30/18 (Luxembourg)	5,000,000	4,900,000

Commercial Services–1.1%
Harland Clarke Holdings Corp., 7.00%, 04/26/18	4,500,000	4,459,230

Oil & Gas–1.8%
Teine Energy Ltd, 7.50%, 05/17/19 (Canada)	7,000,000	6,947,500
Telecommunications–1.6%
Global Tel*Link Corp, 9.00%, 11/20/20	6,375,000	6,234,208

Total Term Loans (Cost $22,524,166)		22,540,938

ADVISORSHARES PERITUS HIGH YIELD ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–2.3%
Oil & Gas–1.2%
Canadian Oil Sands Ltd. (Canada)	235,575	$4,570,155

Pipelines–1.1%
Niska Gas Storage Partners LLC(a)	283,672	4,382,732

Total Common Stocks (Cost $8,651,986)		8,952,887

MONEY MARKET FUND–3.5%
BlackRock Liquidity Funds TempFund Portfolio - Dollar Class, 0.01%(b) (Cost $13,592,180)	13,592,180	13,592,180

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–13.8%

BNY Mellon Securities Lending Overnight Fund, 0.07%(c) (Cost $53,633,160)	53,633,160	53,633,160

Total Investments–114.5% (Cost $441,734,043)		444,611,834
Liabilities in Excess of Other Assets–(14.5%)		(56,459,553)
Net Assets–100.0%		$388,152,281

LP- Limited Partnership

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Represents step coupon bond. Rate shown reflects the rate in effect as of September 30, 2013.
^	Represents issuer in default on interest payments and/or principal repayment; non income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $52,337,154; the aggregate market value of the collateral held by the fund is $53,633,160.
(b)	Rate shown reflects the 7-day yield as of September 30, 2013.
(c)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF

Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–48.9%

Banks–3.1%
Royal Bank of Canada (Canada)	1,464	$94,003
Wells Fargo & Co.	1,120	46,278
Total Banks		140,281

Coal–1.9%
Alliance Resource Partners, LP	1,202	89,104

Commercial Services–2.2%
Apollo Group, Inc., Class A*	4,863	101,199

Electric–1.1%
MDU Resources Group, Inc.	1,792	50,122

Holding Companies - Diversified–1.9%
Leucadia National Corp.	3,146	85,697

Insurance–4.5%
American International Group, Inc.	2,200	106,986
Aon PLC (United Kingdom)	1,352	100,643
Total Insurance		207,629

Iron/Steel–1.0%
Reliance Steel & Aluminum Co.	630	46,160

Mining–8.4%
Alamos Gold, Inc. (Canada)	5,913	91,829
Franco-Nevada Corp. (Canada)	2,068	93,598
Royal Gold, Inc.	562	27,347
Sandstorm Gold Ltd. (Canada)*(a)	13,926	74,922
Silver Wheaton Corp. (Canada)	3,939	97,569
Total Mining		385,265

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Oil & Gas–6.6%
Enerplus Corp. (Canada)	6,408	$106,309
Seadrill Ltd. (Norway)	2,088	94,127
Whiting Petroleum Corp.*	1,711	102,403
Total Oil & Gas		302,839

Pharmaceuticals–3.6%
Abbott Laboratories	2,352	78,063
Pfizer, Inc.	3,044	87,393
Total Pharmaceuticals		165,456

Pipelines–1.7%
Kinder Morgan, Inc.	2,240	79,677

Semiconductors–2.2%
Intel Corp.	4,443	101,834

Software–3.1%
Microsoft Corp.	1,424	47,433
Paychex, Inc.	2,268	92,172
Total Software		139,605

Telecommunications–3.8%
Cisco Systems, Inc.	3,846	90,073
Verizon Communications, Inc.	1,747	81,515
Total Telecommunications		171,588

Transportation–3.8%
Navios Maritime Partners, LP (Greece)	6,201	90,783
Union Pacific Corp.	529	82,175
Total Transportation		172,958

Total Common Stocks (Cost $2,186,904)		2,239,414

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–23.4%

Debt Fund–19.0%
AdvisorShares Peritus High Yield ETF†(a)	4,397	$226,094
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF(a)	8,286	221,319
iShares 20+ Year Treasury Bond ETF(a)	1,518	161,515
PIMCO Enhanced Short Maturity ETF	438	44,409
PowerShares Senior Loan Portfolio(a)	8,838	218,122
Total Debt Fund		871,459

Equity Fund–4.4%
ProShares Short S&P500*	2,642	73,923
SPDR S&P International Dividend ETF	2,699	125,962
Total Equity Fund		199,885

Total Exchange Traded Funds (Cost $1,109,383)		1,071,344

MONEY MARKET FUND–28.0%

Dreyfus Government Cash Management – Investor Shares, 0.01%(b) (Cost $1,281,208)	1,281,208	1,281,208

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–18.6%

BNY Mellon Securities Lending Overnight Fund, 0.07%(c) (Cost $852,334)	852,334	852,334

Total Investments–118.9% (Cost $5,429,829)		5,444,300
Liabilities in Excess of Other Assets–(18.9%)		(863,562)
Net Assets–100.0%		$4,580,738

ADVISORSHARES PRING TURNER BUSINESS CYCLE ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

LP - Limited Partnership

PLC - Public Limited Company

ETF - Exchange Traded Fund

*	Non-income producing security
†	Affiliated Company
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $831,355; the aggregate market value of the collateral held by the fund is $852,334.
(b)	Rate shown reflects the 7-day yield as of September 30, 2013.
(c)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments

September 30, 2013 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED NOTES–1.1%
Equity Fund–1.1%
iPiPath MSCI India Index ETN	799	$40,438
JPJPMorgan Alerian MLP Index ETN	499	22,255
Total Exchange Traded Notes (Cost $63,234)		62,693

EXCHANGE TRADED FUNDS–74.8%
Commodity Fund–1.1%
SPDR Gold Shares*	461	59,086

Currency Fund–0.2%
WisdomTree Indian Rupee Fund*	479	9,178

Debt Fund–18.3%
iShares Short Treasury Bond ETF(a)	4,540	500,580
SPDR Barclays 1-3 Month T-Bill ETF*(a)	10,912	499,661
Total Debt Fund		1,000,241

Equity Fund–55.2%
First Trust Dow Jones Internet Index Fund*	2,777	149,319
First Trust Europe AlphaDEX Fund	1,857	57,270
First Trust South Korea AlphaDEX Fund	535	14,295
Global X Brazil Consumer ETF	2,356	41,998
Global X Nigeria Index ETF*	800	11,440
Guggenheim China Small Cap Index ETF	6,024	148,311
Guggenheim China Technology ETF	1,345	43,873
Guggenheim Raymond James SB-1 Equity ETF	3,553	109,113
Guggenheim S&P 500 Equal Weight ETF	8,129	530,011
Guggenheim S&P 500 Equal Weight Financials ETF	6,097	220,224
Guggenheim S&P 500 Equal Weight Technology ETF	336	23,446
Guggenheim S&P Midcap 400 Pure Growth ETF	103	11,435
iShares Core S&P Small-Cap ETF	307	30,629
iShares Global Materials ETF	416	24,898
iShares Japan Large-Cap ETF	1,761	90,001
iShares Latin American 40 ETF	397	15,189
iShares Microcap ETF	1,063	72,656

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Shares	Value
Equity Fund–55.2% (continued)
iShares MSCI Brazil Small-Cap ETF	769	$17,056
iShares MSCI Emerging Markets ETF	65	2,650
iShares MSCI Europe Financials ETF	355	8,073
iShares MSCI Frontier 100 ETF	4,120	129,821
iShares MSCI Hong Kong ETF	1,480	29,644
iShares MSCI India Small-Cap ETF	1,451	25,480
iShares MSCI Pacific Ex-Japan ETF	439	20,918
iShares MSCI Taiwan ETF	2,509	34,925
iShares MSCI Thailand Capped ETF	356	26,543
iShares MSCI United Kingdom Small-Cap ETF	2,873	108,111
iShares Nasdaq Biotechnology ETF	252	52,819
iShares North American Natural Resources ETF	3,108	128,795
iShares Russell 1000 Growth ETF	1,365	106,743
iShares Russell 1000 Value ETF	1,928	166,194
iShares Russell 2000 Growth ETF	1,769	222,611
iShares U.S. Healthcare Providers ETF	671	58,545
iShares U.S. Medical Devices ETF	71	6,013
Market Vectors China ETF*	473	15,642
Market Vectors Gulf States Index ETF	1,269	31,928
Market Vectors Indonesia Index ETF	437	10,025
Market Vectors Russia ETF	751	21,163
Market Vectors Russia Small-Cap ETF	1,825	77,515
Market Vectors Vietnam ETF	199	3,564
SPDR Russell/Nomura Small Cap Japan ETF	1,227	62,750
SPDR S&P Emerging Markets SmallCap ETF	689	31,336
WisdomTree Europe SmallCap Dividend Fund	397	20,041
Total Equity Fund		3,013,013
Total Exchange Traded Funds (Cost $3,842,293)		4,081,518

MONEY MARKET FUND–24.7%
JP Morgan Prime Money Market Fund - Institutional Class, 0.03%(b) (Cost $1,345,526)	1,345,526	1,345,526
Total Investments Before Securities Sold, Not Yet Purchased (Cost $5,251,053)		5,489,737

ADVISORSHARES QAM EQUITY HEDGE ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Shares	Value
Securities Sold, Not Yet Purchased–(7.3)%

EXCHANGE TRADED FUNDS–(7.3)%
Currency Fund–(6.7)%
CurrencyShares British Pound Sterling Trust*	(1,059)	$(169,133)
CurrencyShares Euro Currency Trust*	(360)	(48,186)
CurrencyShares Japanese Yen Trust*	(1,473)	(146,519)
Total Currency Fund		(363,838)

Equity Fund–(0.6)%
iShares MSCI United Kingdom ETF	(667)	(13,086)
SPDR EURO STOXX 50 ETF	(573)	(21,992)
Total Equity Fund		(35,078)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(391,664)]		(398,916)

Total Investments–93.3% (Cost $4,859,389)		5,090,821
Other Assets in Excess of Liabilities–6.7%		367,239
Net Assets–100.0%		$5,458,060

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

*	Non-income producing security
(a)	All or a portion of this security has been segregated as collateral for securities sold, not yet purchased. The aggregate market value of the collateral posted was $834,768 which includes cash in the amount of $385,570 as of September 30, 2013.
(b)	Rate shown reflects the 7-day yield as of September 30, 2013.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2013 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS – 26.1%
Fidelity Institutional Government Money Market Portfolio - Class III, 0.01%(a)	9,245,607	$9,245,607
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.04%(a)	39,000,000	39,000,000
Total Investments Before Securities Sold, Not Yet Purchased (Cost $48,245,607)		48,245,607

Securities Sold, Not Yet Purchased – (98.6)%
COMMON STOCKS – (98.6)%
Agriculture – (3.9)%
Bunge Ltd.	(37,500)	(2,846,625)
Philip Morris International, Inc.	(50,000)	(4,329,500)
Total Agriculture		(7,176,125)

Auto Manufacturers – (0.8)%
Tesla Motors, Inc.*	(7,200)	(1,392,624)

Beverages – (1.0)%
Green Mountain Coffee Roasters, Inc.*	(25,000)	(1,883,250)

Building Materials – (4.0)%
Eagle Materials, Inc.	(51,000)	(3,700,050)
Texas Industries, Inc.*	(55,000)	(3,647,050)
Total Building Materials		(7,347,100)

Chemicals – (4.5)%
Chemtura Corp.*	(45,000)	(1,034,550)
Monsanto Co.	(42,000)	(4,383,540)
Sherwin-Williams Co. (The)	(15,500)	(2,823,790)
Total Chemicals		(8,241,880)

Commercial Services – (5.9)%
Aaron's, Inc.	(104,500)	(2,894,650)
ADT Corp. (The)*	(108,900)	(4,427,874)
Corporate Executive Board Co. (The)	(49,500)	(3,594,690)
Total Commercial Services		(10,917,214)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Shares	Value
Computers – (8.9)%
3D Systems Corp.*	(40,000)	$(2,159,600)
Diebold, Inc.	(163,000)	(4,785,680)
International Business Machines Corp.	(34,800)	(6,444,264)
MICROS Systems, Inc.*	(62,000)	(3,096,280)
Total Computers		(16,485,824)

Distribution/Wholesale – (6.1)%
Arrow Electronics, Inc.*	(80,000)	(3,882,400)
Fastenal Co.	(77,000)	(3,869,250)
Fossil Group, Inc.*	(30,000)	(3,487,200)
Total Distribution/Wholesale		(11,238,850)

Diversified Financial Services – (2.2)%
Charles Schwab Corp. (The)	(100,000)	(2,114,000)
Walter Investment Management Corp.*	(50,000)	(1,977,000)
Total Diversified Financial Services		(4,091,000)

Electronics – (5.3)%
Honeywell International, Inc.	(31,000)	(2,574,240)
National Instruments Corp.	(232,000)	(7,175,760)
Total Electronics		(9,750,000)

Engineering & Construction – (1.0)%
MasTec, Inc.*	(60,000)	(1,818,000)

Healthcare - Products – (0.8)%
Baxter International, Inc.	(24,000)	(1,576,560)

Home Furnishings – (2.0)%
Tempur Sealy International, Inc.*	(86,000)	(3,780,560)

Internet – (9.6)%
eBay, Inc.*	(100,400)	(5,601,316)
Equinix, Inc.*	(12,800)	(2,350,720)
Google, Inc., Class A*	(6,650)	(5,824,801)
TripAdvisor, Inc.*	(19,500)	(1,478,880)
Yelp, Inc.*	(13,500)	(893,430)
Zillow, Inc., Class A*	(19,500)	(1,645,215)
Total Internet		(17,794,362)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Shares	Value
Machinery - Construction & Mining – (3.8)%
Caterpillar, Inc.	(58,000)	$(4,835,460)
Terex Corp.*	(67,421)	(2,265,346)
Total Machinery - Construction & Mining		(7,100,806)

Media – (0.7)%
Nexstar Broadcasting Group, Inc., Class A	(30,000)	(1,335,150)

Mining – (1.1)%
Teck Resources Ltd., Class B (Canada)	(73,000)	(1,959,320)

Office/Business Equipment – (1.4)%
Canon, Inc. (Japan)(b)	(81,000)	(2,592,000)

Oil & Gas Services – (1.3)%
Cameron International Corp.*	(40,000)	(2,334,800)

Real Estate – (3.0)%
Brookfield Asset Management, Inc., Class A (Canada)	(142,500)	(5,329,500)
Brookfield Property Partners LP	(8,879)	(172,075)
Total Real Estate		(5,501,575)

Real Estate Investment Trust – (3.8)%
American Tower Corp.	(65,000)	(4,818,450)
Extra Space Storage, Inc.	(50,000)	(2,287,500)
Total Real Estate Investment Trust		(7,105,950)

Retail – (8.0)%
Coach, Inc.	(69,000)	(3,762,570)
McDonald's Corp.	(22,500)	(2,164,725)
PVH Corp.	(24,000)	(2,848,560)
Sally Beauty Holdings, Inc.*	(140,322)	(3,670,823)
Tiffany & Co.	(30,000)	(2,298,600)
Total Retail		(14,745,278)

Semiconductors – (3.9)%
Diodes, Inc.*	(135,000)	(3,307,500)
Rovi Corp.*	(208,000)	(3,987,360)
Total Semiconductors		(7,294,860)

Software – (6.0)%
ACI Worldwide, Inc.*	(43,700)	(2,362,422)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Shares	Value
Software – (6.0)% (continued)
E2open, Inc.*	(164,200)	$(3,678,080)
SAP AG (Germany)(b)	(67,500)	(4,989,600)
Total Software		(11,030,102)
Telecommunications – (9.6)%
Centurylink, Inc.	(185,000)	(5,805,300)
Consolidated Communications Holdings, Inc.	(240,000)	(4,137,600)
Frontier Communications Corp.	(566,422)	(2,361,980)
Motorola Solutions, Inc.	(40,000)	(2,375,200)
Windstream Holdings, Inc.	(375,000)	(3,000,000)
Total Telecommunications		(17,680,080)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(174,191,227)]		(182,173,270)

Total Investments – (72.5)% [(Cost $(125,945,620)]		(133,927,663)
Other Assets in Excess of Liabilities – 172.5%		318,772,892
Net Assets – 100.0%		$184,845,229

LP — Limited Partnership

*	Non-income producing security
(a)	Rate shown reflects the 7-day yield as of September 30, 2013.
(b)	American Depositary Receipt

Cash of $190,183,204 has been segregated to cover margin requirement for open short sales as of September 30, 2013.

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–62.7%
Commodity Fund–4.9%
PowerShares DB Precious Metals Fund*	24,348	$1,070,338

Debt Fund–0.7%
iShares 20+ Year Treasury Bond ETF	1,376	146,406

Equity Fund–57.1%
Energy Select Sector SPDR Fund	36,087	2,990,891
iShares US Real Estate ETF	51,416	3,278,284
iShares MSCI Emerging Markets ETF	76,576	3,122,004
SPDR S&P 500 ETF Trust	18,114	3,044,963
Total Equity Fund		12,436,142
Total Exchange Traded Funds (Cost $13,424,311)		13,652,886

U.S. TREASURY BILLS–4.6%
U.S. Treasury Bill, 0.07%(a), 08/21/14(b) (Cost $999,369)	1,000,000	999,336

U.S. TREASURY NOTES–4.4%
U.S. Treasury Note, 4.25%, 11/15/13(b) (Cost $954,739)	950,000	954,917

MONEY MARKET FUND–19.3%
BlackRock Liquidity Funds-T-Fund Portfolio - Institutional Class, 0.01%(c) (Cost $4,205,461)	4,205,461	4,205,461

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Contracts	Value
PURCHASED PUT OPTIONS–0.4%
SPDR S&P 500 ETF Trust Option expiring 03/22/14 @ $125.00	49	$2,866
SPDR S&P 500 ETF Trust Option expiring 06/21/14 @ $130.00	609	97,136
Total Purchased Put Options (Cost $200,712)		100,002
Total Investments Before Written Options - 91.4% (Cost $19,784,592)		19,912,602

WRITTEN CALL OPTIONS–(0.6)%
Energy Select Sector SPDR Fund Option expiring 10/19/13, Strike Price $83.00	(90)	(11,835)
Energy Select Sector SPDR Fund Option expiring 10/19/13, Strike Price $84.00	(210)	(17,220)
Energy Select Sector SPDR Fund Option expiring 10/19/13, Strike Price $86.00	(20)	(500)
Energy Select Sector SPDR Fund Option expiring 11/16/13, Strike Price $86.00	(40)	(3,040)
iShares 20+ Year Treasury Bond ETF Option expiring 11/16/13, Strike Price $103.00	(13)	(5,265)
iShares MSCI Emerging Markets ETF Option expiring 10/19/13, Strike Price $40.50	(37)	(3,792)
iShares MSCI Emerging Markets ETF Option expiring 10/19/13, Strike Price $41.00	(36)	(2,700)
iShares MSCI Emerging Markets ETF Option expiring 10/19/13, Strike Price $41.50	(168)	(8,820)
iShares MSCI Emerging Markets ETF Option expiring 10/19/13, Strike Price $42.00	(395)	(13,627)
iShares MSCI Emerging Markets ETF Option expiring 11/16/13, Strike Price $43.50	(129)	(4,450)
iShares US Real Estate ETF Option expiring 10/19/13, Strike Price $64.00	(144)	(12,816)
iShares US Real Estate ETF Option expiring 10/19/13, Strike Price $67.00	(29)	(247)
iShares US Real Estate ETF Option expiring 11/16/13, Strike Price $68.00	(341)	(7,843)

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Contracts	Value
WRITTEN CALL OPTIONS–(0.6)% (continued)
PowerShares DB Precious Metals Fund Option expiring 11/16/13, Strike Price $45.00	(168)	$(13,860)
PowerShares DB Precious Metals Fund Option expiring 10/19/13, Strike Price $46.00	(75)	(1,500)
SPDR S&P 500 ETF Trust Option expiring 10/19/13, Strike Price $170.00	(81)	(10,773)
SPDR S&P 500 ETF Trust Option expiring 10/19/13, Strike Price $171.00	(20)	(1,840)
SPDR S&P 500 ETF Trust Option expiring 11/16/13, Strike Price $173.00	(17)	(2,142)
SPDR S&P 500 ETF Trust Option expiring 11/16/13, Strike Price $174.00	(11)	(1,051)
SPDR S&P 500 ETF Trust Option expiring 11/16/13, Strike Price $177.00	(52)	(1,898)
Total Written Call Options [Premiums Received $(145,290)]		(125,219)

WRITTEN PUT OPTIONS–(0.2)%
iShares 20+ Year Treasury Bond ETF Option expiring 10/19/13 @ $101.00	(44)	(770)
iShares 20+ Year Treasury Bond ETF Option expiring 11/16/13 @ $103.00	(140)	(16,310)
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 10/19/13 @ $89.00	(55)	(1,650)
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 10/19/13 @ $90.00	(27)	(1,215)
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 10/19/13 @ $91.00	(22)	(1,705)
iShares iBoxx $ High Yield Corporate Bond ETF Option expiring 11/16/13 @ $92.00	(113)	(23,165)
Total Written Put Options [Premiums Received $(63,465)]		(44,815)

ADVISORSHARES STAR GLOBAL BUY-WRITE ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Total Written Options - (0.8)%
[Premiums Received $(208,755)]	$(170,034)
Total Investments–90.6% (Cost $19,575,837)	19,742,568
Other Assets in Excess of Liabilities–9.4%	2,041,718
Net Assets–100.0%	$21,784,286

ETF – Exchange Traded Fund

*	Non-income producing security
(a)	Interest rate shown reflects the discount rate at time of purchase.
(b)	All or a portion of this security has been pledged as collateral for options contracts. The aggregate market value of the collateral posted was $2,990,416, which includes cash in the amount of $1,036,232 as of September 30, 2013.
(c)	Rate shown reflects the 7-day yield as of September 30, 2013.

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

September 30, 2013 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–99.6%
Aerospace/Defense–2.0%
General Dynamics Corp.	8,118	$710,488
Raytheon Co.	8,875	683,996
Total Aerospace/Defense		1,394,484

Agriculture–4.0%
Altria Group, Inc.	20,337	698,576
Lorillard, Inc.	15,935	713,569
Philip Morris International, Inc.	8,052	697,223
Reynolds American, Inc.	14,188	692,091
Total Agriculture		2,801,459

Apparel–1.9%
Iconix Brand Group, Inc.*	20,412	678,087
Ralph Lauren Corp.	3,825	630,092
Total Apparel		1,308,179

Auto Manufacturers–1.0%
Oshkosh Corp.*	14,425	706,537

Auto Parts & Equipment–1.0%
Delphi Automotive PLC (United Kingdom)	12,340	720,903

Beverages–1.0%
Dr Pepper Snapple Group, Inc.	14,945	669,835

Biotechnology–3.3%
Amgen, Inc.	6,306	705,893
Biogen Idec, Inc.*	3,217	774,525
Celgene Corp.*	5,032	774,576
Total Biotechnology		2,254,994

Chemicals–3.1%
Airgas, Inc.	6,605	700,460
CF Industries Holdings, Inc.	3,509	739,803

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Chemicals–3.1% (continued)
Sigma-Aldrich Corp.	8,118	$692,465
Total Chemicals		2,132,728

Commercial Services–3.1%
ADT Corp. (The)*	16,510	671,297
Moody's Corp.	10,595	745,146
Western Union Co. (The)	37,540	700,496
Total Commercial Services		2,116,939

Computers–5.7%
Apple, Inc.	1,305	622,159
Hewlett-Packard Co.	30,765	645,450
International Business Machines Corp.	3,674	680,351
SanDisk Corp.	11,904	708,407
Teradata Corp.*	11,295	626,195
Western Digital Corp.	10,115	641,291
Total Computers		3,923,853

Diversified Financial Services–3.9%
American Express Co.	9,263	699,542
Janus Capital Group, Inc.	77,951	663,363
Legg Mason, Inc.	20,511	685,888
NYSE Euronext	15,923	668,447
Total Diversified Financial Services		2,717,240

Electronics–2.1%
Mettler-Toledo International, Inc.*	2,978	714,988
Waters Corp.*	6,677	709,164
Total Electronics		1,424,152

Engineering & Construction–1.0%
AECOM Technology Corp.*	22,072	690,192

Environmental Control–1.0%
Republic Services, Inc.	20,290	676,874

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Food–1.0%
JM Smucker Co. (The)	6,306	$662,382

Healthcare - Products–4.9%
Becton Dickinson and Co.	6,872	687,337
C.R. Bard, Inc.	6,000	691,200
Henry Schein, Inc.*	6,612	685,664
Medtronic, Inc.	12,471	664,081
Patterson Cos., Inc.	16,923	680,305
Total Healthcare - Products		3,408,587

Healthcare - Services–1.0%
Laboratory Corp. of America Holdings*	7,059	699,829

Household Products / Wares–1.0%
Tupperware Brands Corp.	8,190	707,370

Internet–1.9%
Liberty Interactive Corp., Class A*	30,186	708,465
Symantec Corp.	25,817	638,971
Total Internet		1,347,436

Lodging–2.2%
Las Vegas Sands Corp.	12,265	814,641
Starwood Hotels & Resorts Worldwide, Inc.	10,255	681,445
Total Lodging		1,496,086

Machinery - Diversified–3.2%
Babcock & Wilcox Co. (The)	21,564	727,138
IDEX Corp.	11,126	725,972
Rockwell Automation, Inc.	6,885	736,282
Total Machinery - Diversified		2,189,392

Media–4.0%
Cablevision Systems Corp., Class A	38,412	646,858
DIRECTV*	11,693	698,657
Sirius XM Radio, Inc.	186,317	721,047

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Media–4.0% (continued)
Viacom, Inc., Class B	8,579	$717,033
Total Media		2,783,595

Miscellaneous Manufacturing–4.1%
Donaldson Co., Inc.	18,526	706,396
Illinois Tool Works, Inc.	9,322	710,989
Pall Corp.	9,655	743,821
Parker Hannifin Corp.	6,430	699,070
Total Miscellaneous Manufacturing		2,860,276

Office/Business Equipment–1.0%
Xerox Corp.	67,955	699,257

Oil & Gas–4.6%
CVR Energy, Inc.	15,471	595,943
Exxon Mobil Corp.	7,725	664,659
HollyFrontier Corp.	15,032	632,997
Marathon Petroleum Corp.	9,375	603,000
Western Refining, Inc.(a)	22,072	663,043
Total Oil & Gas		3,159,642

Pharmaceuticals–5.0%
Eli Lilly & Co.	12,966	652,579
Herbalife Ltd.(a)	10,600	739,562
McKesson Corp.	5,544	711,295
Mead Johnson Nutrition Co.	8,903	661,137
Pfizer, Inc.	24,092	691,681
Total Pharmaceuticals		3,456,254

Real Estate–1.0%
CBRE Group, Inc., Class A*	31,068	718,603

Retail–16.9%
Bed Bath & Beyond, Inc.*	9,012	697,168
Coach, Inc.	12,860	701,256
CVS Caremark Corp.	11,632	660,116

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Retail–16.9% (continued)
Foot Locker, Inc.	19,767	$670,892
Gap, Inc. (The)	15,625	629,375
Home Depot, Inc. (The)	9,085	689,097
Kohl's Corp.	13,210	683,618
Macy's, Inc.	15,088	652,858
Nordstrom, Inc.	11,864	666,757
PetSmart, Inc.	9,450	720,657
Ross Stores, Inc.	10,267	747,438
Signet Jewelers Ltd.	9,514	681,678
Staples, Inc.	48,457	709,895
Starbucks Corp.	9,451	727,443
Target Corp.	10,449	668,527
TJX Cos., Inc. (The)	12,549	707,638
Wal-Mart Stores, Inc.	9,113	673,997
Total Retail		11,688,410

Semiconductors–3.9%
Intel Corp.	29,939	686,202
Marvell Technology Group Ltd.	51,965	597,598
NVIDIA Corp.	45,534	708,509
Texas Instruments, Inc.	17,505	704,926
Total Semiconductors		2,697,235

Software–4.9%
CA, Inc.	23,076	684,665
Compuware Corp.	61,005	683,256
Dun & Bradstreet Corp. (The)	6,558	681,048
Oracle Corp.	21,483	712,591
VMware, Inc., Class A*	7,995	646,796
Total Software		3,408,356

Telecommunications–3.8%
Amdocs Ltd.	17,622	645,670
Corning, Inc.	45,411	662,546
Harris Corp.	11,995	711,304
NeuStar, Inc., Class A*	12,973	641,904

ADVISORSHARES TRIMTABS FLOAT SHRINK ETF
Schedule of Investments (continued)

September 30, 2013 (Unaudited)
Investments	Shares	Value
Telecommunications–3.8% (continued)
Total Telecommunications		$2,661,424

Transportation–1.1%
Expeditors International of Washington, Inc.	16,573	730,206

Total Common Stocks (Cost $68,572,279)		68,912,709

MONEY MARKET FUND–0.4%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.01%(b) (Cost $253,404)	253,404	253,404

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–1.8%
BNY Mellon Securities Lending Overnight Fund, 0.07%(c) (Cost $1,256,011)	1,256,011	1,256,011
Total Investments–101.8% (Cost $70,081,694)		70,422,124
Liabilities in Excess of Other Assets–(1.8)%		(1,253,807)
Net Assets–100.0%		$69,168,317

PLC — Public Limited Company

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,239,257; the aggregate market value of the collateral held by the fund is $1,269,930. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $13,919.
(b)	Rate shown reflects the 7-day yield as of September 30, 2013.
(c)	Rate shown reflects the 1-day yield as of September 30, 2013.

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF

Schedule of Investments

September 30, 2013 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–96.8%

Apparel–2.4%
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	4,308	$169,606

Beverages–3.5%
Coca-Cola Enterprises, Inc.	6,270	252,117

Chemicals–3.3%
Novozymes A/S (Denmark)(a)(b)	6,071	232,884

Commercial Services–4.2%
SGS SA (Switzerland)(a)	12,500	297,750

Diversified Financial Services–3.4%
Lazard Ltd., Class A (Bermuda)	6,645	239,353

Electronics–3.1%
Sensata Technologies Holding N.V. (Netherlands)*	5,760	220,435

Food–11.5%
BRF SA (Brazil)(a)	10,104	247,851
Jeronimo Martins, SGPS, SA (Portugal)(a)(b)	3,470	143,082
Nestle SA (Switzerland)(a)	3,904	271,719
Shoprite Holdings Ltd. (South Africa)(a)(b)	4,679	154,594
Total Food		817,246

Forest Products & Paper–3.2%
Svenska Cellulosa AB (Sweden)(a)(b)	8,874	224,157

Healthcare - Products–8.4%
Covidien PLC (Ireland)	4,095	249,549
Shandong Weigao Group Medical Polymer Co., Ltd. (China)(a)(b)	45,648	179,853
Sysmex Corp. (Japan)(a)	5,097	163,614
Total Healthcare - Products		593,016

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Shares	Value
Insurance–4.2%
ACE Ltd. (Switzerland)	3,180	$297,521

Internet–9.9%
ASOS PLC (United Kingdom)*(a)(b)	2,268	191,673
MercadoLibre, Inc. (Argentina)	1,348	181,859
Tencent Holdings Ltd. (China)(a)	6,213	326,431
Total Internet		699,963

Machinery - Diversified–3.2%
FANUC Corp. (Japan)(a)	8,110	224,241

Oil & Gas Services–4.1%
Core Laboratories N.V. (Netherlands)	1,714	290,026

Pharmaceuticals–6.3%
Novo Nordisk A/S (Denmark)(a)	1,273	215,417
Perrigo Co.	1,858	229,240
Total Pharmaceuticals		444,657

Retail–6.0%
Inditex SA (Spain)(a)	8,728	269,259
Wal-Mart de Mexico SAB de CV (Mexico)(a)	5,919	155,255
Total Retail		424,514

Semiconductors–12.1%
ARM Holdings PLC (United Kingdom)(a)	3,963	190,699
ASML Holding NV (Netherlands)(b)(c)	3,281	324,032
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)(a)	20,293	344,169
Total Semiconductors		858,900

Transportation–8.0%
Canadian National Railway Co. (Canada)	2,811	284,951
Canadian Pacific Railway Ltd. (Canada)	2,276	280,631

ADVISORSHARES WCM/BNY MELLON FOCUSED GROWTH ADR ETF

Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Investments	Shares	Value
Transportation–8.0% (continued)
Total Transportation		$565,582
Total Common Stocks (Cost $5,611,370)		6,851,968

MONEY MARKET FUND–3.3%
Invesco Government & Agency Portfolio - Private Investment Class, 0.02%(d) (Cost $234,838)	234,838	234,838

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–11.6%
BNY Mellon Securities Lending Overnight Fund, 0.07%(e) (Cost $817,791)	817,791	817,791

Total Investments–111.7% (Cost $6,663,999)		7,904,597
Liabilities in Excess of Other Assets–(11.7)%		(829,333)
Net Assets–100.0%		$7,075,264

PLC — Public Limited Company

*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $794,572; the aggregate market value of the collateral held by the fund is $817,791.
(c)	Registered Shares
(d)	Rate shown reflects the 7-day yield as of September 30, 2013.
(e)	Rate shown reflects the 1-day yield as of September 30, 2013.

Notes to the Schedules of Investments

September 30, 2013

The Funds utilize various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Funds’ assets carried at fair value:

	Accuvest Global Long Short ETF	Accuvest Global Opportunities ETF	Athena International Bear ETF	Cambria Global Tactical ETF	Global Alpha & Beta ETF	Global Echo ETF
Assets
Level 1
Exchange Traded Funds	$45,288,195	$19,123,728	$-	$46,441,492	$517,560	$1,290,988
Common Stocks	-	-	-	-	827,310	2,872,461
Money Market Funds	945,517	141,235	460,053	2,561,638	104,828	403,971
Level 2
Common Stocks	-	-	-	-	-	69,671
Municipal Bonds	-	-	-	-	-	400,000
Asset Backed Securities	-	-	-	-	-	405,601
Commerical Mortgage Backed Securities	-	-	-	-	-	259,397
Investment of Cash Collateral for Securities Loaned	-	3,438,750	-	8,624,138	221,088	118,904
Liabilities
Level 1
Exchange Traded Funds	(14,378,846)	-	-	-	-	-
Common Stocks	-	-	(2,287,196)	-	-	-
Level 2
Swaps Contracts†	(989,300)	-	-	-	-	-
Total	$30,865,566	$22,703,713	$(1,827,143)	$57,627,268	$1,670,786	$5,820,993

	Madrona Domestic ETF	Madrona Global Bond ETF	Madrona International ETF	Meidell Tactical ETF	Newfleet Multi Sector ETF	Peritus High Yield ETF
Assets
Level 1
Exchange Traded Funds	$-	$21,853,403	$-	$10,302,763	$-	$-
Common Stocks	19,646,960	-	17,249,088	-	-	8,952,887
Money Market Funds	388,261	218,036	351,858	394,747	2,458,288	13,592,180
Level 2
Corporate Bonds	-	-	-	-	22,649,539	280,918,630
Foreign Bonds	-	-	-	-	3,790,690	64,974,039
U.S. Treasury Notes	-	-	-	-	5,503,984	-
U.S. Government Agency Securities	-	-	-	-	3,245,564	-
Asset Backed Securities	-	-	-	-	12,844,185	-
Mortgage Backed Securities	-	-	-	-	33,759,314	-
Term Loans	-	-	-	-	7,196,490	22,540,938
Investment of Cash Collateral for Securities Loaned	114,503	6,071,327	2,236,689	706,500	1,515,640	53,633,160
Total	$20,149,724	$28,142,766	$19,837,635	$11,404,010	$92,963,694	$444,611,834

† Derivative instruments, including swap contracts, are valued at the net unrealized gain(loss) on the instrument.

	Pring Turner Business Cycle ETF	QAM Equity Hedge ETF	Ranger Equity Bear ETF	STAR Global Buy- Write ETF	TrimTabs Float Shrink ETF	WCM/BNY Mellon Focused Growth ADR ETF
Assets
Level 1
Exchange Traded Funds	$1,071,344	$4,081,518	$-	$13,652,886	$-	$-
Exchange Traded Notes	-	62,693	-	-	-	-
Common Stocks	2,239,414	-	-	-	68,912,709	6,851,968
Money Market Funds	1,281,208	1,345,526	48,245,607	4,205,461	253,404	234,838
Purchased Put Options	-	-	-	100,002	-	-
Level 2
U.S. Treasury Bills	-	-	-	999,336	-	-
U.S. Treasury Notes	-	-	-	954,917	-	-
Investment of Cash Collateral for Securities Loaned	852,334	-	-	-	1,256,011	817,791
Liabilities
Level 1
Exchange Traded Funds	-	(398,916)	-	-	-	-
Common Stocks	-	-	(182,173,270)	-	-	-
Written Call Options	-	-	-	(125,219)	-	-
Written Put Options	-	-	-	(44,815)	-	-
Total	$5,444,300	$5,090,821	$(133,927,663)	$19,742,568	$70,422,124	$7,904,597

At September 30, 2013, the cost of investments, including short positions, and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

					Other
					Derivatives†
		Gross	Gross	Net Unrealized	Net Unrealized
Fund	Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation (Depreciation)	Appreciation (Depreciation)
Accuvest Global Long Short ETF	$28,621,200	$3,720,604	$(486,938)	$3,233,666	$(989,300)
Accuvest Global Opportunities ETF	21,298,667	1,405,046	-	1,405,046	-
Athena International Bear ETF	(1,789,956)	15,978	(53,165)	(37,187)	-
Cambria Global Tactical ETF	55,187,430	2,633,297	(193,459)	2,439,838	-
Global Alpha & Beta ETF	1,486,751	193,421	(9,386)	184,035	-
Global Echo ETF	5,349,451	519,895	(48,353)	471,542	-
Madrona Domestic ETF	16,153,128	4,151,292	(154,696)	3,996,596	-
Madrona Global Bond ETF	28,470,513	262,782	(590,529)	(327,747)	-
Madrona International ETF	18,281,227	1,929,483	(373,075)	1,556,408	-
Meidell Tactical Advantage ETF	11,214,694	210,440	(21,124)	189,316	-
Newfleet Multi-Sector Income ETF	94,097,114	167,330	(1,300,750)	(1,133,420)	-
Peritus High Yield ETF	441,734,043	8,159,117	(5,281,326)	2,877,791	-
Pring Turner Business Cycle ETF	5,429,829	130,300	(115,829)	14,471	-
QAM Equity Hedge ETF	4,859,389	243,971	(12,539)	231,432	-
Ranger Equity Bear ETF	(125,945,620)	1,742,149	(9,724,192)	(7,982,043)	-
STAR Global Buy-Write ETF	19,575,837	662,333	(495,602)	166,731	-
TrimTabs Float Shrink ETF	70,081,694	1,845,944	(1,505,514)	340,430	-
WCM/BNY Mellon Focused Growth ADR ETF	6,663,999	1,314,650	(74,052)	1,240,598	-

† Derivative instruments, including swap contracts, are valued at the net unrealized gain(loss) on the instrument.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	11/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Noah Hamman
Noah Hamman, Chief Executive Officer
(principal executive officer)

Date	11/5/13

By (Signature and Title)*	/s/ Dan Ahrens
Dan Ahrens, Treasurer
(principal financial officer)

Date	11/5/13

* Print the name and title of each signing officer under his or her signature.